As filed with the Securities and Exchange Commission on 09/28/17

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Rd. NW, Suite 500

Atlanta, Georgia 30305

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

One Buckhead Plaza

3060 Peachtree Rd. NW, Suite 500

Atlanta, Georgia 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: February 1, 2017 to July 31, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

July 31, 2017

Angel Oak Multi-Strategy Income Fund

Angel Oak Flexible Income Fund

Angel Oak High Yield Opportunities Fund

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

(404) 953-4900

Investment Results – (Unaudited)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown in the chart above and table below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Adviser and had the same investment objective, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on August 16, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not relfect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not relfect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2017)

		Average Annual Returns
	Six Months	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	2.92%	7.42%	3.67%	N/A	5.24%
Angel Oak Multi-Strategy Income Fund, Class A without load	2.87%	7.18%	3.42%	5.41%	7.78%
Angel Oak Multi-Strategy Income Fund, Class A with load	0.55%	4.74%	2.64%	4.94%	7.38%
Angel Oak Multi-Strategy Income Fund, Class C without load	2.45%	6.36%	N/A	N/A	2.47%
Angel Oak Multi-Strategy Income Fund, Class C with load	1.45%	5.36%	N/A	N/A	2.47%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	2.51%	-0.51%	2.71%	2.02%	2.27	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is August 16, 2012 for Institutional Class Shares, June 28, 2011 for Class A Shares, and August 4, 2015 for Class C Shares.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of Class A Shares is 3.06% and 2.71% for Class C Shares, respectively.

Investment Results – (Unaudited) (continued)

Angel Oak Flexible Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $1,000,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not relfect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not relfect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2017)

		Average Annual Returns
	Six Months	One Year	Since Inception(2)
Angel Oak Flexible Income Fund, Institutional Class	2.42%	5.92%	2.55%
Angel Oak Flexible Income Fund, Class A without load	2.38%	5.79%	2.34%
Angel Oak Flexible Income Fund, Class A with load	0.04%	3.46%	1.50%
Angel Oak Flexible Income Fund, Class C without load	1.92%	4.97%	-0.25%
Angel Oak Flexible Income Fund, Class C with load	0.92%	3.97%	-0.25%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	2.51%	-0.51%	2.48	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is November 3, 2014 for Institutional Class and Class A Shares and August 4, 2015 for Class C Shares.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class and Class A Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of the Class C Shares is 2.71%.

Investment Results – (Unaudited) (continued)

Angel Oak High Yield Opportunities Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown in the chart above and table below for periods prior to April 15, 2016 is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on March 31, 2009 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not relfect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not relfect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2017)

		Average Annual Returns
	Six Months	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak High Yield Opportunities Fund, Institutional Class	3.48%	11.13%	5.60%	6.56%	10.12%
Angel Oak High Yield Opportunities Fund, Class A without load	3.43%	10.94%	5.35%	6.33%	6.33%
Angel Oak High Yield Opportunities Fund, Class A with load	1.14%	8.48%	4.56%	5.85%	5.85%
Bank of America Merrill Lynch U.S. High Yield Index(3)	4.71%	11.24%	5.34%	6.75%	12.80	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge.

(2) Institutional Class Shares commenced operations on March 31, 2009 and Class A Shares commenced operations on July 31, 2012.

(3) The Bank of America Merrill Lynch U.S. High Yield Index tracks the performance of below investment grade, but not in default, U.S. dollar denominated corporate bonds publicy issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bank of America Merrill Lynch U.S. High Yield Index is from the inception date of the Institutional Class Shares. The Bank of America Merrill Lynch U.S. High Yield Index return from the inception date of Class A Shares is 6.75%.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Multi-Strategy Income Fund is to seek current income.

The investment objective of Angel Oak Flexible Income Fund is to seek current income with a secondary objective of total return.

The investment objective of Angel Oak High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation.

*As a percentage of total investments.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from February 1, 2017 to July 31, 2017.

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactoinal costs were included, your costs would have been higher.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2017	Ending Account Value, July 31, 2017	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,028.70	$6.94	1.38%
	Hypothetical(2)	$1,000.00	$1,017.95	$6.90	1.38%
Class C	Actual	$1,000.00	$1,024.50	$10.69	2.13%
	Hypothetical(2)	$1,000.00	$1,014.23	$10.63	2.13%
Institutional Class	Actual	$1,000.00	$1,029.20	$5.69	1.13%
	Hypothetical(2)	$1,000.00	$1,019.19	$5.66	1.13%

Angel Oak Flexible Income Fund		Beginning Account Value, February 1, 2017	Ending Account Value, July 31, 2017	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,023.80	$4.72	0.94%
	Hypothetical(2)	$1,000.00	$1,020.13	$4.71	0.94%
Class C	Actual	$1,000.00	$1,019.20	$8.46	1.69%
	Hypothetical(2)	$1,000.00	$1,016.41	$8.45	1.69%
Institutional Class	Actual	$1,000.00	$1,024.20	$3.46	0.69%
	Hypothetical(2)	$1,000.00	$1,021.37	$3.46	0.69%

Angel Oak High Yield Opportunities Fund		Beginning Account Value, February 1, 2017	Ending Account Value, July 31, 2017	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,034.30	$4.54	0.90%
	Hypothetical(2)	$1,000.00	$1,020.33	$4.51	0.90%
Institutional Class	Actual	$1,000.00	$1,034.80	$3.28	0.65%
	Hypothetical(2)	$1,000.00	$1,021.57	$3.26	0.65%

(1) Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 11.12%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 1.632%, 12/25/2035 (a)	$1,128,000	$1,058,822
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A2C, 1.392%, 5/25/2036 (a)	2,102,870	2,087,340
Ally Auto Receivables Trust, Series 2017-1, Class A1, 0.830%, 2/15/2018	760,976	761,761
Ally Auto Receivables Trust, Series 2017-3, Class A2, 1.530%, 3/16/2020	10,000,000	10,008,170
American Credit Acceptance Receivables Trust, Series 2017-2, Class A, 1.840%, 7/13/2020 (b)	9,142,023	9,162,949
American Express Credit Account Master Trust, Series 2017-5, Class A, 1.632%, 2/18/2025 (a)	4,000,000	4,016,596
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D, 2.420%, 5/8/2019	9,797,525	9,822,117
AMSR Trust, Series 2016-SFR1, Class A, 2.626%, 11/17/2033 (a)(b)	10,000,000	10,250,430
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021 (b)	10,000,000	10,021,300
Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	5,000,000	5,075,995
Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 1.523%, 5/15/2023 (a)	8,000,000	8,024,680
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 1.482%, 5/25/2037 (a)	72,588	64,625
Business Loan Express Business Loan Trust, Series 2007-AA, Class A, 1.628%, 10/20/2040 (a)(b)	6,565,118	6,068,644
CarMax Auto Owner Trust, Series 2017-2, Class A2, 1.630%, 6/15/2020	10,000,000	10,005,550
CarMax Auto Owner Trust, Series 2016-1, Class A3, 1.610%, 11/16/2020	11,423,000	11,435,417
CarMax Auto Owner Trust, Series 2016-4, Class A4, 1.600%, 6/15/2022	11,507,000	11,424,219
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 1.432%, 12/25/2036 (a)	14,176,718	13,989,259
Chase Issuance Trust, Series 2015-A2, Class A2, 1.590%, 2/18/2020	12,814,000	12,837,975
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1.847%, 4/22/2026 (a)	5,000,000	5,041,620
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2D, 5.923%, 3/25/2036 (a)	5,833,654	4,405,990
Colony American Homes, Series 2015-1A, Class A, 2.426%, 7/19/2032 (a)(b)	4,837,569	4,888,460
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 3.762%, 1/25/2037 (a)	9,720,742	4,861,508
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 3.762%, 1/25/2037 (a)	17,664,532	9,010,113
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 3.762%, 1/25/2037 (a)	2,721,808	1,381,298
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 3.762%, 1/25/2037 (a)	11,669,619	6,272,502
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 3.762%, 1/25/2037 (a)	7,368,787	3,969,484
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.410%, 1/15/2019 (b)	1,310,234	1,313,087
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.630%, 8/15/2019	2,950,000	2,957,826
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.590%, 12/16/2019 (b)	1,162,221	1,165,568
Exeter Automobile Receivables Trust, Series 2015-2A, Class A, 1.540%, 11/15/2019 (b)	418,935	419,834
Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.110%, 6/15/2021 (b)	7,719,495	7,734,842
Fieldstone Mortgage Investment Trust, Series 2007-1, Class 2A3, 1.572%, 4/25/2047 (a)	12,566,192	9,392,450
First National Master Note Trust, Series 2015-1, Class A, 1.996%, 9/15/2020 (a)	8,220,000	8,235,865
Flagship Credit Auto Trust, Series 2017-2, Class A, 1.850%, 7/15/2021 (b)	6,570,646	6,582,795
Flagship Credit Auto Trust, Series 2017-1, Class A, 1.930%, 12/15/2021 (b)	5,721,541	5,733,098
Ford Credit Auto Lease Trust, Series 2015-B, Class A4, 1.540%, 2/15/2019	1,000,000	1,001,358
GM Financial Automobile Leasing Trust, Series 2017-2, Class A2A, 1.720%, 1/21/2020	9,000,000	9,016,227
GM Financial Automobile Leasing Trust, Series 2017-1, Class A3, 2.060%, 5/20/2020	6,000,000	6,034,020
GM Financial Automobile Leasing Trust, Series 2017-2, Class A3, 2.020%, 9/21/2020	5,500,000	5,509,499
GM Financial Consumer Automobile, Series 2017-1A, Class A4, 2.060%, 5/16/2023 (a)(b)	5,000,000	5,029,580
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 1.482%, 12/25/2035 (a)	2,671,587	2,034,959
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 1.582%, 12/25/2035 (a)	494,828	448,951
GSAA Home Equity Trust, Series 2006-1, Class A1, 1.322%, 1/25/2036 (a)	1,588,400	958,113

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 1.482%, 1/25/2036 (a)	$3,898,253	$2,678,345
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (a)	3,522,721	1,937,493
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 1.402%, 2/25/2037 (a)	2,891,581	1,651,252
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (a)	2,800,386	1,468,878
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 1.412%, 12/25/2046 (a)	17,049,872	10,467,922
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047 (a)	7,287,009	4,880,336
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.730%, 3/25/2021 (b)	4,500,000	4,516,655
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 2.320%, 3/25/2020 (b)	2,700,000	2,694,425
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,450,000	9,146,579
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (b)	1,000,000	964,782
Home Partners of America Trust, Series 2017-1, Class A, 2.043%, 7/19/2034 (a)(b)	3,285,218	3,296,841
Home Partners of America Trust, Series 2017-1, Class C, 2.774%, 7/19/2034 (a)(b)	2,822,453	2,856,207
Home Partners of America Trust, Series 2017-1, Class D, 3.124%, 7/19/2034 (a)(b)	2,822,453	2,855,970
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A1, 0.820%, 1/16/2018 (b)	867,804	868,534
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A4, 1.800%, 12/16/2019 (b)	7,760,000	7,784,646
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A3, 1.880%, 8/17/2020 (b)	5,960,000	5,971,956
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A4, 2.130%, 4/15/2021 (b)	8,000,000	8,026,384
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	949,003	1,139,661
JGWPT XXXII LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,096,347	4,959,393
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	8,637,093	8,410,240
John Deere Owner Trusty, Series 2017-B, Class A2A, 1.590%, 4/15/2020	1,500,000	1,502,024
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.396%, 9/25/2035 (a)	3,110,398	2,976,732
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (a)(c)	44,549,860	408,389
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 1.732%, 11/25/2035 (a)	23,059,276	16,338,074
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A3, 1.520%, 3/15/2019	10,800,000	10,818,446
Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A3, 1.790%, 4/15/2020	9,000,000	9,031,077
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 1.382%, 6/25/2036 (a)	1,138,292	1,054,236
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (a)	15,970,615	9,282,760
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (a)	6,159,683	3,642,479
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (a)	15,320,810	8,546,775
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (a)	2,281,396	1,448,974
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	9,203,330	6,471,855
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 7/25/2047 (a)	2,130,176	1,576,545
Nissan Auto Lease Trust, Series 2017-A, Class A2B, 1.426%, 9/16/2019 (a)	6,000,000	6,007,494
Nissan Auto Lease Trust, Series 2017-A, Class A3, 1.910%, 4/15/2020	5,000,000	5,001,710
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 1.472%, 4/25/2037 (a)	3,663,641	2,357,967
Progress Residential Trust, Series 2016-SFR1, Class A, 2.728%, 9/19/2033 (a)(b)	5,906,905	6,073,681
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 1.512%, 5/25/2037 (a)	5,450,313	5,250,243
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.810%, 4/15/2019	843,068	845,290
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/2019	1,391,143	1,394,792
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	1,875,467	1,886,155
Soundview Home Loan Trust, Series 2007-OPT1, Class X, 0.049%, 6/25/2037 (a)(c)	544,314,022	1,780,451
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,205,897	1,111,449
STORE Master Funding, LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,065,544	6,404,190
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A, 2.040%, 3/15/2022	6,800,000	6,844,363
Terwin Mortgage Trust, Series 2006-3, Class 2A2, 1.442%, 4/25/2037 (a)(b)	9,441,366	9,197,656
Towd Point Mortgage Trust, Series 2017-2, Class A4, 2.877%, 4/25/2057 (b)	8,713,830	8,797,291
Towd Point Mortgage Trust, Series 2017-3, Class A4, 2.828%, 7/25/2057 (a)(b)	9,000,000	9,066,114

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.750%, 7/25/2057 (b)	$16,000,000	$15,860,464
Toyota Auto Receivables Owner Trust, Series 2017-C, Class A2A, 1.580%, 7/15/2020	10,500,000	10,527,195
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 2.482%, 5/25/2047 (a)(b)	962,241	969,352
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (a)(b)	1,539,585	1,552,659
VOLT LII LLC, Series 2016-NPL12, Class A1, 3.625%, 11/26/2046 (b)	7,336,745	7,376,774
VOLT LIII LLC, Series 2016-NP13, Class A1, 3.875%, 12/26/2046 (a)(b)	7,522,321	7,564,040
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.500%, 2/25/2047 (a)(b)	9,182,149	9,236,213
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.250%, 5/28/2047 (a)(b)	7,633,394	7,653,370
VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047 (a)(b)	13,837,707	13,915,502
VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047 (a)(b)	13,533,285	13,613,132
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047 (a)(b)	5,722,701	5,740,006
VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/2047 (a)(b)	9,687,408	9,732,212
VOLT LX LLC, Series 2017-NPL7, Class A1, 3.250%, 6/25/2047 (b)	6,361,802	6,383,718
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047 (b)	6,229,762	6,251,784
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055 (b)	160,173	160,799
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.500%, 6/26/2045 (a)(b)	8,759,663	8,785,066
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055 (a)(b)	762,446	765,845
Volvo Financial Equipment LLC, Series 2017-1A, Class A3, 1.920%, 3/15/2021 (b)	4,000,000	4,016,088
Westlake Automobile Receivables Trust, Series 2014-1A, Class A1, 1.100%, 3/15/2018 (a)(b)	4,060,599	4,069,772
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2, 1.780%, 4/15/2020 (b)	8,000,000	8,007,352
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	8,728,000	8,699,599

TOTAL ASSET-BACKED SECURITIES – (Cost $643,661,322)		632,089,549

Collateralized Debt Obligations – 0.36%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)(d)	3,000,000	3,060,123
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)(d)	6,275,000	6,463,375
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (a)(b)(d)(e)	11,231,000	11,231,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost $20,506,000)		20,754,498

Collateralized Loan Obligations – 8.94%
AIMCO CLO, Series 2014-AA, Class DR, 4.557%, 7/20/2026 (a)(b)	13,000,000	12,896,208
ALM XI Ltd., Series 2014-11A, Class CR, 4.554%, 10/17/2026 (a)(b)	7,000,000	7,073,269
Anchorage Capital CLO Ltd., Series 2013-1X, Class D, 6.104%, 7/13/2025 (Acquired 06/09/2017, Cost $1,283,109) (a)(e)(f)	1,282,000	1,275,964
Anchorage Capital CLO Ltd., Series 2014-3A, Class C, 4.814%, 4/28/2026 (a)(b)	3,000,000	3,002,151
Apidos CLO X, Series 2012-10A, Class E, 7.420%, 10/30/2022 (a)(b)	4,000,000	4,044,280
Apidos CLO XI, Series 2012-11A, Class DR, 5.354%, 10/17/2028 (a)(b)	4,450,000	4,497,775
Apidos CLO XV, Series 2013-15A, Class D, 6.057%, 10/20/2025 (a)(b)	2,000,000	2,000,004
Apidos CLO XVI, Series 2014-16A, Class D, 5.806%, 1/21/2025 (a)(b)	3,000,000	2,967,147
Ares XLI CLO Ltd., Series 2016-41A, Class D, 5.504%, 1/15/2029 (a)(b)	3,000,000	3,048,249
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.554%, 10/17/2024 (a)(b)	9,000,000	9,089,640
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, 5.418%, 12/5/2025 (a)(b)	8,000,000	8,130,472
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class E, 6.120%, 1/30/2024 (Acquired 05/04/2017 through 06/27/2017, Cost $8,445,458) (a)(b)(e)	8,400,000	8,442,059
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, 4.904%, 10/15/2026 (a)(b)	3,600,000	3,601,753
Atrium X, Series 10A, Class AR, 2.254%, 7/16/2025 (a)(b)	8,000,000	7,999,960

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Atrium X, Series 10A, Class DR, 4.304%, 7/16/2025 (a)(b)	$7,000,000	$7,057,099
Avery Point CLO Ltd., Series 2014-5A, Class D, 4.804%, 7/17/2026 (a)(b)	3,500,000	3,540,145
BlueMountain CLO Ltd., Series 2014-3A, Class CR, 4.504%, 10/15/2026 (a)(b)	4,000,000	4,016,316
BlueMountain CLO Ltd., Series 2012-2A, Class DR, 5.322%, 11/20/2028 (a)(b)	10,000,000	10,126,860
Bristol Park CLO Ltd., Series 2016-1A, Class D, 5.404%, 4/16/2029 (a)(b)	8,000,000	8,145,488
BSPRT Issuer Ltd., Series 2017-FL1, Class A, 2.576%, 6/15/2027 (a)(b)	3,000,000	3,031,944
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class E, 6.304%, 4/18/2025 (a)(b)	5,350,000	5,373,412
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.307%, 10/20/2029 (a)(b)	500,000	505,239
Catamaran CLO Ltd., Series 2012-1A, Class D, 5.774%, 12/20/2023 (a)(b)	13,750,000	14,011,937
CIFC Funding Ltd, Series 2015-1A, Class D, 5.313%, 1/22/2027 (a)(b)	1,500,000	1,509,519
CIFC Funding Ltd., Series 2012-2A, Class B3L, 8.218%, 12/5/2024 (a)(b)	2,000,000	2,003,650
CIFC Funding Ltd., Series 2012-3A, Class B2L, 7.170%, 1/29/2025 (a)(b)(g)	9,750,000	9,751,423
CIFC Funding Ltd., Series 2012-3A, Class B3L, 8.070%, 1/29/2025 (a)(b)	1,000,000	998,099
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 6.172%, 11/21/2022 (a)(b)(g)	5,000,000	5,004,355
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 7.672%, 11/21/2022 (Acquired 01/28/2014 through 12/17/2015, Cost $5,202,528) (a)(b)(e)	5,250,000	5,279,510
Doral CLO I Ltd., Series 2012-3A, Class C, 5.767%, 12/19/2022 (a)(b)	13,000,000	13,025,649
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class DR, 4.654%, 4/18/2026 (a)(b)	5,000,000	5,012,595
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class DR, 5.544%, 1/15/2028 (a)(b)	3,000,000	3,038,946
Finn Square CLO Ltd., Series 2012-1A, Class C, 4.896%, 12/24/2023 (a)(b)	2,000,000	2,002,848
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 5.156%, 10/19/2025 (a)(b)	7,750,000	7,762,493
Fortress Credit Opportunities VII CLO Ltd., Series 2016-7A, Class D, 6.564%, 12/15/2028 (a)(b)	4,000,000	4,046,340
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.670%, 10/29/2026 (a)(b)	2,500,000	2,500,338
JFIN CLO Ltd., Series 2015-2A, Class D, 5.704%, 10/19/2026 (a)(b)	9,000,000	9,025,056
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 4.906%, 1/20/2021 (a)(b)	11,010,000	11,032,273
JFIN Revolver CLO Ltd., Series 2014-2A, Class D, 3.922%, 2/20/2022 (a)(b)	5,000,000	4,969,305
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 3.922%, 2/20/2022 (a)(b)	4,000,000	4,000,944
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 3.547%, 4/20/2023 (a)(b)(g)	4,500,000	4,502,763
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 4.607%, 4/20/2023 (a)(b)(g)	11,000,000	11,011,638
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class DR, 5.204%, 10/17/2025 (a)(b)	21,600,000	21,816,842
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 6.557%, 7/20/2024 (a)(b)	4,500,000	4,500,126
LCM XIII LP, Series 13A, Class DR, 5.356%, 7/19/2027 (a)(b)	3,500,000	3,540,037
LCM XIV LP, Series 14A, Class D, 4.804%, 7/15/2025 (a)(b)	3,325,000	3,328,322
Madison Park Funding IV Ltd., Series 2007-4A, Class E, 4.887%, 3/22/2021 (a)(b)	8,661,920	8,668,806
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 6.757%, 1/27/2026 (a)(b)	7,500,000	7,511,663
Magnetite IX Ltd., Series 2014-9A, Class CR, 4.414%, 7/25/2026 (a)(b)	12,000,000	12,056,724
Magnetite XI Ltd., Series 2014-11A, Class CR, 4.454%, 1/18/2027 (a)(b)	5,000,000	5,054,765
MidOcean Credit CLO I, Series 2012-1A, Class BR, 4.704%, 1/15/2024 (a)(b)	8,000,000	8,037,744
MidOcean Credit CLO VI, Series 2016-6A, Class E, 8.647%, 1/20/2029 (Acquired 03/02/2017, Cost $5,021,365) (a)(b)(e)	5,000,000	5,050,540
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class D, 5.122%, 5/22/2027 (a)(b)	3,500,000	3,540,705
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, 4.660%, 12/16/2024 (a)(b)	16,000,000	16,001,472
OFSI Fund VII Ltd., Series 2014-7A, Class D, 6.304%, 10/18/2026 (a)(b)(g)	10,600,000	10,632,934
OFSI Fund VII Ltd., Series 2014-7A, Class E, 8.554%, 10/18/2026 (Acquired 08/05/2014, Cost $7,000,000) (a)(b)(e)	7,000,000	7,026,586
OZLM Funding II Ltd., Series 2012-2A, Class DR, 8.611%, 10/30/2027 (a)(b)	4,300,000	4,351,974
OZLM Funding V Ltd, Series 2013-5A, Class D, 6.054%, 1/20/2026 (a)(b)	4,050,000	4,061,376
OZLM Funding V Ltd., Series 2013-5A, Class CR, 4.754%, 1/17/2026 (a)(b)	5,550,000	5,553,324
OZLM IX Ltd., Series 2014-9A, Class D, 6.457%, 1/20/2027 (a)(b)	1,240,000	1,223,696

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
OZLM VIII Ltd, Series 2014-8A, Class CR, 4.704%, 10/17/2026 (a)(b)	$4,250,000	$4,294,498
Peaks CLO Ltd., Series 2017-2A, Class B, 4.285%, 7/20/2029 (a)(b)	2,100,000	2,121,000
Peaks CLO Ltd., Series 2017-2A, Class D, 6.835%, 7/20/2029 (a)(b)	4,950,000	4,996,674
Regatta III Funding Ltd., Series 2014-1A, Class CR, 4.604%, 4/15/2026 (a)(b)	7,625,000	7,627,959
Saratoga Investment Corp. Ltd., Series 2013-1A, Class DR, 6.007%, 10/20/2025 (a)(b)	14,000,000	14,211,750
Saratoga Investment Corp. Ltd., Series 2013-1A, Class ER, 7.957%, 10/20/2025 (Acquired 11/07/2016, Cost $13,100,000) (a)(b)(e)	13,100,000	13,362,000
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.804%, 7/17/2026 (a)(b)	3,000,000	3,001,794
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 5.814%, 4/26/2025 (a)(b)	5,000,000	4,968,180
Steele Creek CLO Ltd., Series 2014-1A, Class E2R, 7.822%, 8/21/2026 (Acquired 01/30/2017, Cost $6,250,000) (a)(b)(e)	6,250,000	6,435,313
Symphony CLO VIII LP, Series 2012-8A, Class DR, 5.354%, 1/9/2023 (a)(b)	1,950,000	1,954,514
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 4.554%, 10/15/2025 (a)(b)	11,580,000	11,690,647
Symphony CLO XII Ltd., Series 2013-12A, Class E, 6.204%, 10/15/2025 (a)(b)	2,000,000	2,008,750
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 5.126%, 1/23/2028 (a)(b)	5,000,000	5,068,115
TCP Waterman CLO LLC, Series 2016-1A, Class B, 4.696%, 12/15/2028 (a)(b)	3,000,000	3,020,052
TICC CLO LLC, Series 2012-1A, Class D1, 6.939%, 8/25/2023 (a)(b)	8,000,000	8,005,176
Tralee CLO III Ltd., Series 2014-3A, Class D2R, 6.057%, 7/20/2026 (a)(b)	6,000,000	6,018,522
Tralee CLO III Ltd., Series 2014-3A, Class E, 8.307%, 7/20/2026 (Acquired 12/30/2014 through 09/09/2015, Cost $5,482,478) (a)(b)(e)(g)	5,540,000	5,567,024
Trinitas CLO I Ltd., Series 2014-1A, Class CR, 3.778%, 4/15/2026 (a)(b)	4,250,000	4,250,000
Trinitas CLO III Ltd., Series 2015-3A, Class D1, 5.454%, 7/15/2027 (a)(b)(g)	10,250,000	10,264,350
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 9.934%, 4/18/2028 (Acquired 10/27/2016 through 12/15/2016, Cost $4,479,529) (a)(b)(e)	4,500,000	4,656,749
Trinitas CLO V Ltd., Series 2016-5A, Class E, 8.714%, 10/25/2028 (Acquired 05/04/2017, Cost $3,046,108) (a)(b)(e)	3,000,000	3,044,028
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 9.006%, 7/19/2028 (a)(b)	3,250,000	3,304,252
Voya CLO Ltd., Series 2014-4A, Class CR, 4.304%, 10/14/2026 (a)(b)	3,000,000	3,000,728
Woodmont Trust, Series 2017-1A, Class D, 6.088%, 4/18/2029 (a)(b)	3,000,000	3,033,249

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost $501,366,499)		508,218,075

Collateralized Mortgage Obligations – 66.72%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 3.203%, 7/25/2035 (a)	1,098,576	1,041,802
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 3.492%, 11/25/2035 (a)	10,201,965	8,888,320
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 3.492%, 11/25/2035 (a)	7,076,110	6,066,689
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A21, 1.732%, 1/25/2036 (a)	981,340	924,765
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.121%, 1/25/2036 (a)	1,406	25
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.473%, 3/25/2036 (a)	708,008	608,982
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.769%, 3/25/2036 (a)	509,590	412,697
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 1.352%, 8/25/2036 (a)	20,730,550	12,915,547
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 1.412%, 8/25/2036 (a)	668,344	470,014
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 1.382%, 3/25/2037 (a)	1,772,707	1,466,203
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 1.462%, 3/25/2037 (a)	5,624,199	3,701,527
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.763%, 3/25/2037 (a)	1,111,605	994,402
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 3.892%, 6/25/2037 (a)	5,238,671	4,739,840
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 1.868%, 5/25/2046 (a)(c)	47,638,072	4,883,903
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.736%, 9/25/2046 (a)	1,683,288	1,362,381
American Home Mortgage Assets Trust, Series 2006-4, Class 1A11, 1.422%, 10/25/2046 (a)	544,403	387,421

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 1.442%, 10/25/2046 (a)	$23,354,370	$17,044,744
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.121%, 12/25/2046 (a)(c)	34,485,163	2,621,286
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 1.476%, 2/25/2047 (a)(g)	56,041,489	36,478,638
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 1.357%, 3/25/2047 (a)	2,784,065	2,518,900
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 2.434%, 6/25/2047 (a)(c)	42,767,720	4,717,493
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (a)	3,613,801	1,539,942
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 1.816%, 9/25/2045 (a)	17,966,891	16,676,114
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 4.356%, 9/25/2045 (a)	1,044,532	940,302
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 1.812%, 11/25/2045 (a)	12,011,662	11,750,673
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 1.412%, 12/25/2046 (a)	3,845,426	3,519,034
American Home Mortgage Investment Trust, Series 2006-3, Class 12A1, 1.422%, 12/25/2046 (a)	10,473,570	9,982,203
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 1.392%, 5/25/2047 (a)	20,663,601	17,427,205
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 1.422%, 5/25/2047 (a)	24,894,205	18,467,567
BAMLL Re-REMIC Trust, Series 2015-FR11, Class A705, 1.841%, 9/27/2044 (a)(b)	5,000,000	4,944,705
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	1,167,653	1,172,540
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (a)	6,357,983	4,188,277
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/15/2048	2,500,000	2,002,523
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class C, 4.912%, 7/15/2049 (a)	8,000,000	8,533,760
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.250%, 2/17/2050 (b)	3,000,000	2,438,118
Bank of America Funding Trust, Series 2005-F, Class 4A1, 3.330%, 9/20/2035 (a)	7,858,918	7,374,534
Bank of America Funding Trust, Series 2005-H, Class 1A1, 3.283%, 11/20/2035 (a)	393,331	350,426
Bank of America Funding Trust, Series 2007-C, Class 1A3, 3.193%, 5/20/2036 (a)	14,574	14,099
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.244%, 5/20/2036 (a)	2,761,589	2,708,724
Bank of America Funding Trust, Series 2007-C, Class 4A3, 3.244%, 5/20/2036 (a)	16,410,769	16,288,213
Bank of America Funding Trust, Series 2006-5, Class 1A4, 6.000%, 9/25/2036	7,128,489	6,403,678
Bank of America Funding Trust, Series 2006-H, Class 6A1, 1.418%, 10/20/2036 (a)	17,147,130	14,726,401
Bank of America Funding Trust, Series 2006-I, Class 2A2, 3.115%, 12/20/2036 (a)	14,348	13,826
Bank of America Funding Trust, Series 2007-3, Class TA4, 1.662%, 4/25/2037 (a)	4,364,518	3,279,979
Bank of America Funding Trust, Series 2007-D, Class 3A3, 3.166%, 6/20/2037 (a)	3,008,495	2,855,684
Bank of America Funding Trust, Series 2007-D, Class 3A1, 3.166%, 6/20/2037 (a)	411,022	391,670
Bank of America Funding Trust, Series 2007-A, Class 2A5, 1.458%, 2/20/2047 (a)	3,722,211	3,585,189
Bank of America Funding Trust, Series 2007-B, Class A1, 1.438%, 4/20/2047 (a)	6,025,483	5,269,846
Bank of America Funding Trust, Series 2007-C, Class 7A1, 1.438%, 5/20/2047 (a)	1,443,592	1,293,405
Bank of America Mortgage Trust, Series 2005-I, Class 4A1, 3.070%, 10/25/2035 (a)	3,332,681	3,200,183
Bank of America Mortgage Trust, Series 2005-K, Class 2A1, 3.820%, 12/25/2035 (a)	406,342	398,899
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	3,010,282	2,898,179
BBCMS Trust, Series 2014-BXO, Class E, 5.054%, 8/15/2027 (a)(b)	8,000,000	8,005,904
BCAP LLC, Series 2013-RR1, Class 6A2, 3.440%, 5/28/2036 (a)(b)	7,412,881	5,398,690
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 3.760%, 12/27/2034 (a)(b)	9,013,000	8,914,028
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 3.152%, 3/26/2035 (a)(b)	3,693,643	3,462,595
BCAP LLC Trust, Series 2012-RR1, Class 7A3, 1.716%, 4/26/2035 (a)(b)	730,208	728,368
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 1.496%, 2/26/2036 (a)(b)	5,004,708	4,054,184
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 3.126%, 3/28/2036 (a)(b)	6,729,753	5,967,339
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 3.042%, 5/26/2036 (a)(b)	3,186,801	2,822,075
BCAP LLC Trust, Series 2014-RR2, Class 8A1, 1.316%, 5/28/2036 (a)(b)	1,839,200	1,811,137
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 0.571%, 10/26/2036 (a)(b)	17,552,396	14,328,670
BCAP LLC Trust, Series 2006-AA2, Class A1, 1.402%, 1/25/2037 (a)	19,357,182	17,117,788
BCAP LLC Trust, Series 2007-AA1, Class 2A1, 1.412%, 3/25/2037 (a)	3,257,075	3,147,021
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 1.442%, 4/25/2037 (a)	3,941,534	3,628,328

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
BCAP LLC Trust, Series 2007-AA3, Class 1A2, 1.502%, 4/25/2037 (a)	$33,366	$27,905
BCAP LLC Trust, Series 2007-AA2, Class 12A1, 1.442%, 5/25/2047 (a)	102,944	87,802
BCAP LLC Trust, Series 2007-AA3, Class 2A1A, 1.452%, 5/25/2047 (a)	7,225,318	6,081,110
BCAP LLC Trust, Series 2008-IND1, Class A1, 2.432%, 10/25/2047 (a)(g)	37,903,057	35,034,857
BCAP LLC Tryst, Series 2010-RR4, Class 11A6, 1.716%, 6/26/2037 (a)(b)	4,255,882	2,620,223
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.339%, 2/25/2036 (a)	859,332	830,863
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.703%, 7/25/2036 (a)	1,916,724	1,831,849
Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 1.392%, 2/25/2034 (a)	1,824,623	1,757,466
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.090%, 6/25/2034 (a)	1,319,844	1,289,691
Bear Stearns ALT-A Trust, Series 2005-1, Class A1, 1.792%, 1/25/2035 (a)	576,447	572,378
Bear Stearns ALT-A Trust, Series 2005-5, Class 22A1, 3.295%, 7/25/2035 (a)	4,683,550	4,314,861
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.364%, 7/25/2035 (a)	2,676,171	2,678,229
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.403%, 9/25/2035 (a)(g)	25,808,973	23,496,489
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.630%, 9/25/2035 (a)	8,178,681	8,142,875
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 1.772%, 10/25/2035 (a)	18,267,377	17,492,036
Bear Stearns ALT-A Trust, Series 2005-10, Class 11A1, 1.732%, 1/25/2036 (a)	1,836,177	1,809,431
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 1.712%, 2/25/2036 (a)	7,306,509	7,004,063
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 1.632%, 11/25/2034 (a)	2,407,445	2,091,172
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 2.232%, 8/25/2035 (a)	3,139,628	2,682,009
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,986,601	2,329,388
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.363%, 2/11/2044	316,134	317,257
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AMFX, 5.363%, 2/11/2044 (b)	316,134	317,257
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 1.442%, 7/25/2036 (a)	1,450,765	1,297,889
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 1.412%, 10/25/2036 (a)(g)	24,853,518	22,239,798
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 1.392%, 1/25/2037 (a)	7,350,926	6,450,276
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 1.422%, 1/25/2037 (a)	21,987,718	19,545,124
CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048 (g)	5,000,000	2,603,250
CD Mortgage Trust, Series 2017-CD3, Class D, 3.250%, 2/11/2050 (b)	4,000,000	3,309,572
CD Mortgage Trust, Series 2017-CD5, Class D, 3.350%, 8/15/2050 (b)	4,500,000	3,660,993
CD Mortgage Trust, Series 2017-CD5, Class A4, 3.431%, 8/15/2050	5,000,000	5,180,315
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B, 3.309%, 7/15/2030 (a)(b)	5,000,000	5,061,365
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 6.078%, 4/15/2044 (a)(b)	597,619	291,296
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.572%, 6/17/2050	5,000,000	5,134,555
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.955%, 6/17/2050 (a)	4,500,000	4,641,314
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,006,208	1,729,927
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 3.123%, 7/25/2037 (a)	817,193	766,368
ChaseFlex Trust, Series 2007-1, Class 2A10, 1.732%, 2/25/2037 (a)	3,941,056	2,589,451
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	2,735,168	2,328,952
ChaseFlex Trust, Series 2007-2, Class A1, 1.512%, 5/25/2037 (a)	1,792,280	1,689,258
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 1.552%, 5/25/2035 (a)(b)	1,182,225	1,163,882
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 1.482%, 8/25/2035 (a)(b)	3,453,905	3,230,061
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 1.937%, 10/25/2035 (a)(b)	2,353,715	2,248,662
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 1.579%, 1/25/2036 (a)(b)	7,674,209	6,972,993

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 1.700%, 1/25/2036 (a)(b)	$6,072,439	$5,340,959
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 1.724%, 1/25/2036 (a)(b)	8,279,543	7,853,213
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-BA, Class A1, 1.949%, 6/25/2036 (a)(b)	4,746,023	4,504,308
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.397%, 4/25/2037 (a)(b)(c)	56,206,072	1,173,864
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 1.346%, 4/25/2047 (a)(b)	27,348,707	25,763,822
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-3A, Class A2, 1.396%, 8/25/2047 (a)(b)	2,145,057	1,775,433
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 1.346%, 11/25/2047 (a)(b)	2,612,935	2,095,242
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 1.396%, 11/25/2047 (a)(b)	6,141,741	4,733,759
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 1.346%, 2/25/2048 (a)(b)	17,370,155	15,010,090
CIM Trust, Series 2016-5, Class A, 4.500%, 10/25/2021 (b)	7,997,317	7,978,467
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (h)	39,551	31,303
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C, 4.501%, 11/10/2048 (a)	4,500,000	4,518,347
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.953%, 5/10/2049 (a)	8,000,000	8,221,480
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.240%, 5/25/2035 (a)	428,150	427,657
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 2.016%, 8/25/2035 (a)(b)	6,529,720	5,781,780
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 3.331%, 8/25/2035 (a)	2,064,717	2,051,346
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4, 3.624%, 8/25/2035 (a)	154,685	143,402
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 1A2, 4.018%, 8/25/2035 (a)	407,067	328,848
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 3.298%, 9/25/2035 (a)	1,495,602	1,495,450
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.472%, 9/25/2035 (a)	5,852,194	5,417,687
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	3,063,812	1,792,196
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 3.523%, 3/25/2036 (a)	1,118,601	1,053,624
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 3.418%, 8/25/2036 (a)	2,924,913	2,632,337
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 1.416%, 4/25/2038 (a)(b)	1,529,813	1,482,188
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A2, 1.432%, 3/25/2047 (a)(b)	18,097,761	11,656,930
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	896,637	819,150
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (h)	104,081	65,073
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036	931,449	839,755
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A2, 4.168%, 2/25/2037 (a)(c)	23,349,253	3,647,340
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A4, 6.000%, 2/25/2037	2,337,404	2,132,933
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (h)	262,471	157,483
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (h)	348,557	215,288
COLT Mortgage Loan Trust, Series 2017-1, Class A3, 3.074%, 5/27/2047 (a)(b)	2,655,283	2,675,667
COLT Mortgage Loan Trust, Series 2017-1, Class M1, 4.189%, 5/27/2047 (b)	4,000,000	4,017,416
Commercal Mortgage Pass Through Certificates, Series 2014-CR14, Class D, 4.599%, 2/10/2047 (a)(b)	10,000,000	9,099,380
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.155%, 12/10/2049 (a)(g)	14,093,536	8,819,467
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4, 3.762%, 2/12/2049	2,312,000	2,437,859
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.747%, 12/10/2023 (a)(b)	5,000,000	4,707,850
Commercial Mortgage Trust, Series 2014-TWC, Class F, 5.474%, 2/13/2032 (a)(b)	5,000,000	5,048,530

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 2.946%, 10/15/2034 (a)(b)	$10,000,000	$10,082,520
Commercial Mortgage Trust, Series 2013-CR9, Class D, 4.255%, 7/10/2045 (a)(b)	5,000,000	4,295,725
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.128%, 3/10/2046 (a)(b)	6,146,000	4,572,778
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 1.729%, 6/12/2046 (a)(b)	4,000,000	4,029,128
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.082%, 10/10/2046 (a)(b)	5,000,000	4,405,500
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.759%, 2/10/2047 (a)(b)	250,000	230,176
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.799%, 5/10/2047 (a)(b)	9,000,000	7,765,011
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.625%, 8/10/2047 (a)	5,000,000	5,009,820
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.716%, 8/10/2047 (a)(b)	11,000,000	9,340,826
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	2,844,104
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.353%, 2/10/2048 (a)(b)	7,000,000	5,441,177
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.123%, 3/10/2048 (a)(b)	10,000,000	8,501,560
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.494%, 10/10/2048 (a)	5,000,000	3,770,075
Commercial Mortgage Trust, Series 2015-PC1, Class C, 4.441%, 7/10/2050 (a)	5,000,000	4,671,300
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	304,458	302,945
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,131,252	1,132,965
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	458,973	461,008
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 3.818%, 4/25/2035 (a)(c)	31,345,063	4,439,589
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 1.359%, 6/25/2035 (a)(c)	29,265,654	1,992,259
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.915%, 7/20/2035 (a)(c)	30,318,082	916,485
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 2.086%, 7/20/2035 (a)	1,548,940	1,484,453
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 1.532%, 7/25/2035 (a)(g)	11,853,980	9,887,618
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,404,425	1,364,796
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.926%, 8/25/2035 (a)(c)	52,378,991	2,097,045
CountryWide Alternative Loan Trust, Series 2005-J12, Class 2A1, 1.502%, 8/25/2035 (a)	9,186,677	6,295,051
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.016%, 8/25/2035 (a)	1,975,452	1,731,348
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.106%, 8/25/2035 (a)	1,435,422	1,423,831
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,268,798	1,103,485
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.047%, 9/25/2035 (a)(c)	139,454,922	6,609,745
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 1.562%, 9/25/2035 (a)	1,257,717	1,123,246
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 1.682%, 9/25/2035 (a)	11,680,148	9,279,586
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 1.216%, 10/25/2035 (a)(c)	51,932,677	3,670,965
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 1.732%, 10/25/2035 (a)	607,183	475,595
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.455%, 11/20/2035 (a)(c)	35,344,824	2,552,391
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 1.473%, 11/20/2035 (a)(c)	23,997,914	1,605,484
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 1.574%, 11/20/2035 (a)(c)	41,010,711	2,875,958
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 1.617%, 11/20/2035 (a)(c)	129,028,026	8,575,977
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.833%, 11/20/2035 (a)(c)	50,849,500	4,555,658
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 1.522%, 11/25/2035 (a)	1,096,389	968,361
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.621%, 11/25/2035 (a)(c)	49,407,234	3,695,562
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 1.632%, 11/25/2035 (a)	6,965,548	4,574,164
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 3.212%, 11/25/2035 (a)	5,194,859	4,615,045
CountryWide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.500%, 11/25/2035	221,602	202,428
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 1.752%, 12/25/2035 (a)	1,728,951	1,648,425
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	3,873,016	3,336,332
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	1,525,319	1,430,447
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	3,310,951	3,089,495
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.884%, 5/25/2036 (a)(c)	44,785,822	3,829,277
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 1.832%, 8/25/2036 (a)	7,694,428	5,361,424

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 1.932%, 8/25/2036 (a)	$4,369,584	$3,223,504
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000%, 9/25/2036 (a)	1,156,114	958,206
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,453,751	1,657,323
CountryWide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.500%, 9/25/2037	12,890,828	9,689,262
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.072%, 5/20/2046 (a)(c)	125,016,085	9,176,181
CountryWide Alternative Loan Trust, Series 2006-OA7, Class 1X, 1.535%, 6/25/2046 (a)(c)	44,267,695	2,029,807
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.434%, 8/25/2046 (a)(c)	74,919,809	4,410,454
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 1.880%, 8/25/2046 (a)(c)	63,664,086	4,553,319
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.398%, 12/20/2046 (a)(c)	10,511,236	706,282
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.148%, 12/20/2046 (a)	1,854,803	1,307,649
CountryWide Alternative Loan Trust, Series 2007-13, Class A1, 6.000%, 6/25/2047	4,717,401	4,275,182
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.065%, 12/20/2035 (a)(b)(c)	141,236,099	10,172,530
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(b)(c)	32,417,889	2,271,035
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 3.214%, 6/20/2034 (a)	1,024,191	1,001,140
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 1.972%, 2/25/2035 (a)	3,060,710	2,871,280
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.854%, 3/25/2035 (a)(c)	2,592,771	100,200
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.214%, 3/25/2035 (a)(c)	24,036,202	963,876
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.287%, 3/25/2035 (a)(c)	10,248,662	623,477
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 1.872%, 3/25/2035 (a)	1,860,098	1,610,657
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.450%, 3/25/2035 (a)	9,031,071	7,761,555
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 1.308%, 5/25/2035 (a)(c)	68,405,602	3,399,964
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 3.304%, 12/20/2035 (a)	570,361	503,354
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.221%, 7/25/2036 (a)(c)	66,859,643	532,604
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 3.088%, 3/25/2037 (a)	2,013,224	1,775,585
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	2,206,063	1,794,568
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 1.882%, 7/25/2037 (a)	7,977,821	4,403,669
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 8M1, 2.382%, 9/25/2034 (a)	1,114,604	1,039,626
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 1.682%, 6/25/2035 (a)	1,108,839	932,622
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 1.582%, 10/25/2035 (a)	2,034,529	1,763,660
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	925,383	887,659

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	$5,008,039	$4,461,918
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	1,828,362	1,693,726
Credit Suisse Mortgage Trust, Series 2017-HD, Class E, 4.876%, 2/18/2031 (a)(b)	8,000,000	8,029,672
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 1.666%, 3/27/2036 (a)(b)	8,527,955	8,332,051
Credit Suisse Mortgage Trust, Series 2015-2R, Class 3A2, 1.426%, 4/27/2036 (a)(b)	16,089,605	9,235,369
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.364%, 12/17/2049 (a)	5,000,000	5,054,615
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D, 3.359%, 8/17/2048 (a)	4,000,000	3,072,240
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (a)(b)	2,000,000	1,761,498
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class D, 4.470%, 6/15/2050 (b)	4,750,000	4,271,305
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.210%, 6/15/2057 (a)	10,000,000	7,536,020
DBCG Mortgage Trust, Series 2017-BBG, Class A, 1.926%, 6/15/2034 (a)(b)	10,000,000	8,943,420
DBCG Mortgage Trust, Series 2017-BBG, Class B, 2.076%, 6/15/2034 (a)(b)	2,100,000	2,107,052
DBJPM Mortgage Trust, Series 2016-C1, Class C, 3.352%, 5/10/2049 (a)	6,000,000	5,744,298
DBJPM Mortgage Trust, Series 2017-C6, Class D, 3.239%, 6/10/2050 (b)	9,500,000	7,725,913
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (a)(b)	1,480,590	1,487,723
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (a)(b)	3,250,000	3,281,912
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (a)(b)	4,061,004	4,104,120
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (a)(b)	2,633,086	2,640,438
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(b)	3,950,570	3,961,383
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	592,231	490,672
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 1.367%, 3/25/2037 (a)	2,362,662	2,168,564
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 1.542%, 8/25/2035 (a)	5,821,315	5,013,101
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 1.432%, 11/25/2035 (a)	2,224,040	1,230,977
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	3,932,388	3,519,727
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 1A3, 1.562%, 2/25/2036 (a)	33,699,538	30,020,829
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.241%, 2/25/2036 (a)	1,037,720	957,417
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.535%, 2/25/2036 (a)	1,236,720	991,719
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 1.412%, 5/25/2036 (a)	33,524,482	28,328,321
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 1.352%, 8/25/2036 (a)	231,242	203,510
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 1.422%, 12/25/2036 (a)(g)	26,533,218	16,787,382
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 1.402%, 2/25/2037 (a)	4,936,222	4,743,497
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 1.422%, 2/25/2037 (a)	3,816,722	3,178,459
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 1.382%, 3/25/2037 (a)	7,974,483	7,214,937
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 1.392%, 3/25/2037 (a)(g)	26,974,656	19,017,106

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A4, 1.392%, 1/25/2047 (a)	$544,830	$523,170
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 1.412%, 1/25/2047 (a)	944,866	786,607
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA1, Class A1, 1.382%, 2/25/2047 (a)	2,791,591	2,311,306
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 1.432%, 2/25/2047 (a)	1,764,788	1,605,828
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 1.432%, 8/25/2047 (a)(g)	32,220,835	30,349,932
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-2, Class 2A1, 1.532%, 9/25/2047 (a)	3,537,227	2,958,052
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 2.927%, 10/25/2047 (a)	31,299,961	28,988,208
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (a)	7,281,820	6,286,810
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (a)	836,577	719,633
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 6.093%, 6/25/2036 (a)	854,304	708,376
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (a)	3,904,194	3,358,469
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (a)	1,125,349	956,322
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (a)	494,240	421,309
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (a)	479,161	409,404
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	4,939,170	4,208,874
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (a)	14,444,977	13,286,288
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.145%, 6/27/2037 (a)(b)(g)	8,940,234	9,066,855
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045 (m)	1	504,960
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 1.368%, 3/19/2037 (a)(g)	14,238,209	13,123,144
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 1.498%, 2/19/2045 (a)(g)	40,650,355	34,905,972
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1.438%, 3/19/2045 (a)	9,328,686	8,619,109
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.696%, 3/19/2046 (a)	21,334,910	18,843,377
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 2A1A, 1.716%, 4/19/2046 (a)	391,873	355,433
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 3.097%, 11/25/2035 (a)	3,791,140	3,376,931
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	15,630	13,734
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 1.732%, 4/25/2036 (a)	7,330,537	4,541,913
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A3, 5.750%, 4/25/2036	445,002	370,702

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	$434,002	$370,189
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.065%, 5/25/2036 (a)	1,378,504	1,151,207
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A3, 6.000%, 8/25/2036	1,270,673	1,068,947
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A1, 6.000%, 8/25/2036	1,733,888	1,458,623
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 3.178%, 9/25/2035 (a)	171,951	166,019
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 2.986%, 11/25/2035 (a)	1,965,468	1,847,654
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 1.708%, 8/19/2034 (a)	12,112	11,693
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.653%, 9/19/2035 (a)	450,653	419,083
GMACM Mortgage Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	688,069	607,612
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, 3.499%, 11/19/2035 (a)	2,099,128	1,921,844
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.858%, 4/19/2036 (a)	1,027,072	937,056
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 1.412%, 1/25/2037 (a)	2,623,651	2,399,869
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 1.392%, 2/25/2037 (a)	2,809,426	2,683,254
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 1.432%, 5/25/2037 (a)	9,506,227	8,167,579
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 1.452%, 6/25/2037 (a)	8,129,363	7,409,988
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 1.836%, 10/25/2045 (a)	2,594,624	2,347,554
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 4A1, 2.776%, 11/25/2045 (a)	4,267,812	3,833,938
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A, 1.432%, 3/25/2047 (a)	25,642,675	23,100,127
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, 3.020%, 7/15/2032 (a)(b)	4,000,000	4,009,960
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 3.720%, 7/15/2032 (a)(b)	2,508,000	2,514,245
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.789%, 8/10/2045 (a)	741,322	747,815
GS Mortgage Securities Trust, Series 2012-GCJ9, Class D, 4.833%, 11/10/2045 (a)(b)	2,000,000	1,905,548
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.764%, 8/10/2046 (a)(b)	6,600,000	6,967,237
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 4.858%, 4/10/2047 (a)(b)	5,000,000	4,015,440
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.412%, 7/10/2048 (a)	2,000,000	1,999,358
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.654%, 10/10/2048 (a)	7,000,000	7,163,513
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.422%, 11/10/2048 (a)	10,000,000	10,093,950
GS Mortgage Securities Trust, Series 2016-GS3, Class D, 2.620%, 10/10/2049 (b)	2,500,000	1,908,230
GS Mortgage Securities Trust, Series 2016-GS3, Class C, 3.999%, 10/10/2049 (a)	7,000,000	7,048,671
GS Mortgage Securities Trust, Series 2016-GS4, Class D, 3.233%, 11/15/2049 (b)	10,000,000	8,412,080
GS Mortgage Securities Trust, Series 2017-GS5, Class D, 3.509%, 3/11/2050 (a)(b)	4,000,000	3,411,680
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 1.359%, 2/26/2037 (a)(b)	5,707,000	4,902,924
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 1.359%, 2/26/2037 (a)(b)	5,707,000	4,124,660
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 1.359%, 2/26/2037 (a)(b)	5,707,000	4,601,132
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 1.359%, 2/26/2037 (a)(b)	5,709,149	3,435,195
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.581%, 5/25/2035 (a)	3,102,831	3,013,066
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 3.700%, 5/25/2035 (a)	7,164,124	6,932,673
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.701%, 5/25/2035 (a)	4,070,502	3,993,338
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.549%, 10/25/2035 (a)	2,156,671	1,934,253
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.384%, 1/25/2036 (a)	3,884,971	3,811,868
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 3.384%, 1/25/2036 (a)	5,139,390	5,067,310
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.582%, 1/25/2036 (a)	513,369	476,724
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	2,266,902	2,166,730
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	722,976	610,610
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	4,061,984	3,430,248

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	$785,156	$755,989
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	17,063,281	16,553,874
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 1.532%, 5/25/2037 (a)	9,656,734	5,367,213
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1, 3.606%, 5/25/2037 (a)	399,240	357,950
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.292%, 3/25/2047 (a)	14,169,996	13,201,278
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (a)(c)	4,278,664	107,069
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.989%, 3/19/2035 (a)(c)	18,625,391	1,038,813
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 1.468%, 6/19/2035 (a)	1,978,537	1,927,426
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 1.527%, 6/19/2035 (a)(c)	62,661,724	3,656,750
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.234%, 6/20/2035 (a)(b)(c)	19,101,540	1,401,919
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.569%, 7/19/2035 (a)	2,136,953	1,948,819
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 2.276%, 9/19/2035 (a)	4,654,684	4,014,390
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.173%, 10/19/2035 (a)(c)	19,116,319	969,886
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A, 1.538%, 11/19/2035 (a)	2,046,468	1,893,282
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 1.226%, 2/19/2036 (a)(c)	38,615,667	1,935,726
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 1.408%, 11/19/2036 (a)(g)	40,500,475	37,867,661
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1.398%, 12/19/2036 (a)	4,047,751	3,527,016
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 1.468%, 12/19/2036 (a)	2,381,144	2,089,870
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 1.626%, 12/19/2036 (a)	13,290,546	12,381,765
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 1.378%, 2/19/2037 (a)	10,594,258	9,563,966
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1B, 1.428%, 2/19/2037 (a)	4,078,942	2,228,436
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 1.358%, 3/19/2037 (a)	25,960,124	23,681,889
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 1.418%, 1/19/2038 (a)	15,421,498	14,698,476
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 1.376%, 5/25/2038 (a)(g)	22,952,106	19,919,031
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 1.498%, 10/20/2045 (a)	5,073,376	4,806,999
HarborView Mortgage Loan Trust, Series 2005-15, Class X1, 1.949%, 10/20/2045 (a)(c)	12,717,741	961,894
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 2.776%, 10/20/2045 (a)	7,035,311	6,663,748
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 1.428%, 5/19/2047 (a)(g)	32,767,391	30,511,815
Hilton USA Trust, Series 2016-SFP, Class F, 6.155%, 11/7/2035 (a)(b)	2,500,000	2,495,320
HMH Trust, Series 2017-NSS, Class A, 3.062%, 7/8/2031 (b)	7,000,000	7,088,060
HMH Trust, Series 2017-NSS, Class E, 6.292%, 7/8/2031 (b)	7,100,000	7,254,688
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 1.482%, 3/25/2035 (a)	15,119,811	13,457,070
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 1.542%, 3/25/2035 (a)	601,042	504,474
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1.472%, 7/25/2035 (a)(g)	4,344,323	4,271,937
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.502%, 10/25/2035 (a)	12,168,648	11,865,770
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 1.562%, 10/25/2035 (a)	2,370,794	2,311,811
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1.492%, 1/25/2036 (a)	4,235,498	3,826,709
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 1.452%, 12/25/2036 (a)	4,780,363	4,516,397
IMPAC CMB Trust, Series 2004-4, Class 1A1, 1.872%, 9/25/2034 (a)	7,084,572	6,946,912
IMPAC CMB Trust, Series 2004-6, Class 1A2, 2.012%, 10/25/2034 (a)	6,063,641	5,811,927
IMPAC CMB Trust, Series 2004-10, Class 3A1, 1.932%, 3/25/2035 (a)	691,792	641,912
IMPAC CMB Trust, Series 2005-3, Class A1, 1.712%, 8/25/2035 (a)	12,623,356	11,417,649
IMPAC CMB Trust, Series 2005-3, Class A2, 1.832%, 8/25/2035 (a)	4,963,287	3,959,879
IMPAC CMB Trust, Series 2005-5, Class A4, 1.992%, 8/25/2035 (a)	5,259,557	4,520,847
IMPAC CMB Trust, Series 2005-6, Class 1A2, 1.512%, 10/25/2035 (a)	4,638,211	3,925,856
IMPAC CMB Trust, Series 2005-6, Class 1A1, 1.732%, 10/25/2035 (a)	18,203,702	16,158,225
IMPAC CMB Trust, Series 2005-7, Class A2, 1.512%, 11/25/2035 (a)	4,344,014	3,618,477
IMPAC CMB Trust, Series 2005-7, Class A1, 1.752%, 11/25/2035 (a)(g)	36,347,873	30,625,373
IMPAC CMB Trust, Series 2007-A, Class A, 1.732%, 5/25/2037 (a)(b)	2,423,493	2,283,612

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2C, 1.512%, 3/25/2036 (a)	$4,657,924	$3,641,173
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 1.662%, 3/25/2036 (a)	1,543,202	1,208,614
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 1.402%, 8/25/2036 (a)	11,372,687	9,363,668
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 1.512%, 8/25/2036 (a)	6,961,595	5,386,827
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 1.422%, 1/25/2037 (a)	14,729,369	11,509,691
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 1.392%, 3/25/2037 (a)	4,918,263	4,303,106
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1B, 1.482%, 5/25/2037 (a)	14,869,203	11,319,181
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 1.612%, 5/25/2037 (a)	12,725,560	10,154,933
IMPAC Secured Assets Trust, Series 2007-3, Class A1B, 1.472%, 9/25/2037 (a)	36,994,376	28,690,396
IMT Trust, Series 2017-APTS, Class AFL, 1.700%, 6/15/2034 (a)(b)	6,000,000	6,011,214
IMT Trust, Series 2017-APTS, Class EFL, 3.150%, 6/15/2034 (a)(b)	6,000,000	6,018,720
IMT Trust, Series 2017-APTS, Class EFX, 3.614%, 6/15/2034 (a)(b)	13,000,000	12,398,360
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 2.032%, 11/25/2034 (a)	932,425	828,057
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 1.367%, 3/25/2035 (a)(c)	39,114,373	1,956,775
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 1.712%, 4/25/2035 (a)	3,393,249	3,268,591
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.078%, 5/25/2035 (a)	2,676,010	2,568,322
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 1.783%, 7/25/2035 (a)(c)	47,874,326	3,660,615
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 1.532%, 8/25/2035 (a)	4,578,538	4,349,611
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.379%, 8/25/2035 (a)	2,347,564	2,004,531
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 3.268%, 9/25/2035 (a)(g)	15,514,306	14,374,299
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 3.483%, 11/25/2035 (a)	2,942,354	2,780,398
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.686%, 11/25/2035 (a)	461,833	442,587
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.286%, 6/25/2036 (a)	1,544,777	1,503,315
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 1.442%, 7/25/2036 (a)	5,897,697	5,380,321
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.527%, 7/25/2036 (a)	7,026,331	6,472,740
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.527%, 8/25/2036 (a)	5,882,934	5,282,804
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 1.432%, 10/25/2036 (a)	8,546,133	8,076,548
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, Class A2, 1.312%, 11/25/2036 (a)	464,849	406,661
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 1.402%, 1/25/2037 (a)	2,489,425	2,238,177
IndyMac Index Mortgage Loan Trust, Series 2006-AR39, Class A1, 1.412%, 2/25/2037 (a)	3,720,278	3,360,051
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.405%, 3/25/2037 (a)	3,386,950	3,227,645
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.510%, 5/25/2037 (a)	772,701	664,123
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1, 3.545%, 5/25/2037 (a)	2,788,409	1,854,384
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 1.432%, 7/25/2037 (a)(g)	21,818,948	19,914,110
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.330%, 7/25/2037 (a)	5,651,004	4,713,903
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 1.412%, 8/25/2037 (a)	6,663,106	6,087,134
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.320%, 11/25/2037 (a)	4,108,025	4,084,227
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 1.422%, 9/25/2046 (a)	8,055,049	7,074,218
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.616%, 1/26/2036 (a)(b)	2,084,914	2,031,242
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 1.502%, 5/25/2036 (a)	3,081,697	2,565,214
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class B, 3.506%, 11/15/2031 (a)(b)	1,300,000	1,312,305
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class D, 4.909%, 10/17/2033 (a)(b)	3,000,000	3,026,664
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.317%, 9/12/2037 (a)	10,000,000	9,161,440
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (a)	5,000,000	4,211,510

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049 (a)	$950,610	$954,654
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class C, 3.795%, 8/17/2049 (a)	3,000,000	2,958,729
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.025%, 2/15/2051 (a)	11,357,000	10,234,077
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.253%, 8/25/2035 (a)	24,570	23,722
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 3.080%, 11/25/2035 (a)	890,934	853,904
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.088%, 11/25/2035 (a)	409,673	388,363
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	2,888,665	2,746,482
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 3.322%, 2/25/2036 (a)	489,041	460,734
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.295%, 10/25/2036 (a)	709,452	627,855
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.392%, 10/25/2036 (a)	2,072,986	1,905,874
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 3.376%, 5/25/2037 (a)	607,686	569,626
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.387%, 6/25/2037 (a)	4,419,228	4,009,530
JP Morgan Resecuritization Trust, Series 2010-6, Class 3A8, 3.328%, 3/26/2034 (a)(b)	1,271,819	1,152,010
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/15/2047 (b)	5,000,000	4,704,910
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.559%, 9/15/2047 (a)(b)	8,000,000	6,672,736
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.924%, 11/15/2047 (a)(b)	3,660,000	3,088,828
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.618%, 8/15/2048 (a)	10,000,000	9,626,810
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class C, 3.899%, 3/17/2050 (a)	6,000,000	5,964,792
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class C, 3.807%, 9/15/2050	9,750,000	9,525,818
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class D, 4.557%, 9/16/2050 (a)(b)	4,750,000	4,594,713
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.580%, 3/17/2050 (a)(b)	3,000,000	3,011,130
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.265%, 7/15/2040 (a)	7,421,000	7,400,555
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.120%, 4/15/2041 (a)	4,074,150	2,393,563
LCCM, Series 2017-LC26, Class C, 4.706%, 7/12/2050 (b)	9,000,000	9,091,971
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (h)	99,152	82,972
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (h)	201,338	172,523
Lehman XS Trust, Series 2005-5N, Class 1A1, 1.532%, 11/25/2035 (a)	8,342,706	7,977,178
Lehman XS Trust, Series 2005-5N, Class 3A1A, 1.532%, 11/25/2035 (a)	15,947,208	15,108,209
Lehman XS Trust, Series 2005-7N, Class 1A1A, 1.502%, 12/25/2035 (a)	8,836,551	8,322,635
Lehman XS Trust, Series 2005-9N, Class 1A1, 1.502%, 2/25/2036 (a)	4,726,427	4,480,663
Lehman XS Trust, Series 2007-18N, Class 2A1, 2.066%, 10/25/2037 (a)	2,175,362	2,034,494
Lehman XS Trust, Series 2006-2N, Class 1A1, 1.492%, 2/25/2046 (a)	4,006,012	3,295,714
Lehman XS Trust, Series 2006-4N, Class A1C1, 1.462%, 4/25/2046 (a)	21,878,514	20,073,252
Lehman XS Trust, Series 2006-10N, Class 1A3A, 1.442%, 7/25/2046 (a)	4,160,800	3,816,647
Lehman XS Trust, Series 2006-14N, Class 2A, 1.432%, 9/25/2046 (a)	13,560,751	12,912,940
Lehman XS Trust, Series 2006-16N, Class A4A, 1.422%, 11/25/2046 (a)	4,388,892	4,067,252
Lehman XS Trust, Series 2007-15N, Class 3A1, 1.482%, 8/25/2047 (a)(g)	35,114,971	29,460,407
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.713%, 3/10/2050 (a)(b)	8,500,000	7,798,470
LSTAR Securities Investment Ltd., Series 2016-3, Class A, 3.227%, 9/1/2021 (a)(b)	4,237,144	4,260,923
LSTAR Securities Investment Ltd., Series 2016-5, Class A1, 0.032%, 11/1/2021 (a)(b)	4,349,890	4,352,222
LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 3.227%, 2/1/2022 (a)(b)	13,231,479	13,192,247

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 3.227%, 4/1/2022 (a)(b)	$8,537,399	$8,435,130
Luminent Mortgage Trust, Series 2006-5, Class A1A, 1.422%, 7/25/2036 (a)	10,134,919	7,636,256
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 1.392%, 11/25/2036 (a)	5,869,443	5,099,184
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 1.386%, 12/25/2036 (a)	13,203,269	11,604,921
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 1.512%, 5/25/2037 (a)	4,870,102	4,425,135
Luminent Mortgage Trust, Series 2006-6, Class A1, 1.432%, 10/25/2046 (a)(g)	24,924,882	23,666,550
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.653%, 12/25/2034 (a)	27,034	25,726
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.301%, 1/25/2035 (a)	472,205	464,997
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.407%, 3/25/2035 (a)	1,808,955	1,790,229
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.477%, 3/25/2035 (a)	515,477	492,765
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 3.581%, 6/25/2035 (a)	977,599	917,082
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.307%, 9/25/2035 (a)	2,633,220	2,417,855
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 3.490%, 12/25/2035 (a)	16,784,616	14,855,695
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.342%, 1/25/2036 (a)	4,964,254	4,921,587
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 1.382%, 3/25/2047 (a)	2,133,548	1,930,517
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (h)	12,092	6,464
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (h)	220,279	182,655
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 1.932%, 2/25/2036 (a)	3,672,697	2,302,150
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	903,994	871,487
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (h)	65,014	55,059
MASTR Asset Securitization Trust, Series 2005-2, Class 1A6, 5.250%, 11/25/2035	45,920	43,963
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (h)	48,680	39,261
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.459%, 8/25/2037 (a)(b)	12,090,281	9,072,003
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR3, Class A1, 1.406%, 7/25/2047 (a)	4,525,298	3,857,586
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.478%, 4/25/2037 (a)	5,063,264	4,798,901
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 1.912%, 4/25/2028 (a)	4,291,621	4,288,360
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 3.527%, 9/25/2035 (a)	11,967,723	11,085,331
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 3.187%, 11/25/2035 (a)	15,207,872	15,542,035
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 3.249%, 12/25/2035 (a)	1,675,180	1,612,515
Mill City Mortgage Loan Trust, Series 2017-2, Class A3, 2.830%, 7/25/2059 (b)	4,702,717	4,744,661
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.707%, 6/12/2050 (a)	390,137	390,624
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.829%, 2/15/2047 (a)(b)	5,000,000	4,592,320
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.756%, 6/15/2047 (a)(b)	10,000,000	8,629,230
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.451%, 8/15/2047 (a)(i)	10,000,000	10,068,430
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class D, 3.257%, 8/16/2047 (b)	5,500,000	3,954,819
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.242%, 4/17/2048 (a)(b)	3,000,000	2,568,201
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.352%, 5/15/2048 (a)	3,500,000	3,432,237
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.753%, 5/15/2049 (a)	10,400,000	10,959,478
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class D, 4.135%, 7/15/2050 (a)(b)	3,500,000	3,008,107
Morgan Stanley Capital I Trust, Series 2017-PRME, Class A, 2.126%, 2/15/2034 (a)(b)	2,250,000	2,260,989
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.954%, 1/10/2038 (a)(b)	5,000,000	4,825,870

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	$6,000,000	$1,802,250
Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.483%, 6/17/2044 (a)(b)	3,500,000	3,653,496
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.676%, 4/15/2049 (a)(g)	170,051	171,200
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.676%, 4/15/2049 (a)(g)	79,924	80,464
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.187%, 12/12/2049 (a)	2,000,000	1,872,338
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.241%, 7/25/2035 (a)	1,758,854	1,593,446
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.312%, 7/25/2035 (a)(g)	15,694,744	13,018,256
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A4, 1.602%, 9/25/2035 (a)	7,770,117	7,789,254
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 1.522%, 12/25/2035 (a)	3,356,389	2,790,176
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 1.512%, 1/25/2036 (a)	1,527,143	1,150,806
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 1.482%, 3/25/2036 (a)	6,575,310	5,283,103
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 1.492%, 3/25/2036 (a)	3,973,064	3,189,182
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.669%, 3/25/2036 (a)(c)	49,411,320	4,618,526
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.452%, 3/25/2036 (a)	3,444,876	3,029,758
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.452%, 3/25/2036 (a)(i)	14,493,863	12,746,932
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 2.496%, 4/25/2036 (a)(c)	46,325,954	3,533,651
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 1.402%, 8/25/2036 (a)	3,060,050	1,626,169
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 2.335%, 6/25/2037 (a)	1,083,839	714,447
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 2.974%, 6/25/2037 (a)	2,878,328	1,995,741
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.648%, 11/25/2037 (a)	10,795,315	9,354,616
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (a)	4,272,349	3,019,021
Morgan Stanley Re-REMIC Trust, Series 2012-R1, Class 1B, 0.397%, 2/26/2037 (a)(b)	21,543,837	19,535,542
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 1.406%, 2/26/2037 (a)(b)	17,013,413	14,632,981
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1B, 1.552%, 12/27/2046 (a)(b)	20,468,775	15,428,093
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.598%, 8/26/2047 (a)(b)	1,010,309	680,672
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB2, 0.598%, 8/26/2047 (a)(b)	5,146,000	3,803,954
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 1.732%, 9/25/2037 (a)(g)	25,441,086	25,338,482
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 1.382%, 6/25/2047 (a)	5,542,356	4,341,455
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 1.512%, 6/25/2047 (a)	5,095,050	4,195,763
MortgageIT Trust, Series 2006-1, Class 1A2, 1.432%, 4/25/2036 (a)	5,341,591	4,097,615
MortgageIT Trust, Series 2006-1, Class 2A1A, 1.442%, 4/25/2036 (a)	5,815,686	5,338,398
Motel 6 Trust, Series 2015-MTL6, Class F, 5.000%, 2/5/2030 (b)	5,000,000	4,945,730
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (b)	5,000,000	5,069,540
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.817%, 8/25/2035 (a)	4,318,202	4,322,105
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.647%, 2/25/2036 (a)	1,422,222	1,161,007
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 1.392%, 10/25/2036 (a)	2,533,416	2,084,456
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 1.402%, 12/25/2036 (a)	366,840	308,630
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 1.476%, 1/26/2036 (a)(b)	7,037,372	5,881,125
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 1.572%, 11/26/2036 (a)(b)	2,889,637	2,731,797
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A10, 2.768%, 12/29/2036 (a)(b)	12,520,904	11,029,526
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 0.334%, 3/26/2037 (a)(b)	7,062,460	3,647,294
OCP CLO Ltd., Series 2012-2A, Class ER, 9.472%, 11/22/2025 (a)(b)	3,000,000	3,102,969

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (h)	$16,343	$15,533
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (h)	31,750	22,090
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 1.392%, 2/25/2037 (a)	4,862,149	4,023,015
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 1.562%, 5/25/2037 (a)	4,672,717	4,373,107
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 1.782%, 5/25/2037 (a)	9,197,383	6,489,627
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,583,999	1,444,479
Prime Mortgage Trust, Series 2005-4, Class 2A4, 1.732%, 10/25/2035 (a)	68,537	65,073
RAIT Trust, Series 2015-FL5, Class A, 3.259%, 1/15/2031 (a)(b)	414,054	415,139
RAIT Trust, Series 2015-FL4, Class B, 3.459%, 12/15/2031 (a)(b)	491,609	495,773
RAIT Trust, Series 2015-FL4, Class D, 5.409%, 12/15/2031 (a)(b)	2,949,513	2,972,015
RAIT Trust, Series 2017-FL7, Class C, 3.650%, 6/15/2037 (a)(b)	7,000,000	7,017,920
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.829%, 4/25/2035 (a)	6,157,791	5,679,910
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class AP, 0.000%, 6/25/2035 (h)	40,355	32,142
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	4,514,327	4,226,245
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 1.732%, 7/25/2035 (a)	592,166	510,821
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.870%, 7/25/2035 (a)	4,391,914	4,126,594
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.992%, 7/25/2035 (a)	691,828	573,380
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 2.582%, 8/25/2035 (a)	7,479,275	6,421,219
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	11,479,887	10,844,177
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	1,878,900	1,800,249
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (h)	547,922	359,117
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A1, 1.632%, 9/25/2035 (a)	300,256	210,367
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	11,598,688	8,837,377
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 1.932%, 11/25/2035 (a)	1,266,593	1,015,149
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (h)	1,103,385	851,141
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.228%, 12/25/2035 (a)	10,325,039	9,478,416
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	2,992,318	2,887,182
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 2.142%, 1/25/2036 (a)	13,032,972	10,384,268
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 1.732%, 2/25/2036 (a)	1,129,276	799,385
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 1.732%, 2/25/2036 (a)	11,192,630	7,894,543
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 1.932%, 2/25/2036 (a)	10,549,449	7,642,073
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 2.232%, 2/25/2036 (a)	1,905,615	1,431,395
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,802,338	3,418,800
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 1.632%, 3/25/2036 (a)	4,421,923	3,370,217
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 1.932%, 3/25/2036 (a)	8,196,131	6,372,090
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	4,209,829	3,999,418
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	500,276	466,811
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 1.532%, 4/25/2036 (a)	21,298,487	18,637,028
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (h)	209,038	155,977
Residential Accredit Loans, Inc. Trust, Series 2006-QA4, Class A, 1.412%, 5/25/2036 (a)	3,881,551	3,438,084
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	4,072,133	3,627,908
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	2,850,175	2,539,751
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	2,491,989	2,256,232
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	3,085,968	2,793,820
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (h)	66,110	26,683
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (h)	77,002	57,064
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 1.412%, 7/25/2036 (a)	2,659,651	1,703,174
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 1.422%, 7/25/2036 (a)	1,676,139	1,489,808
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 1.882%, 7/25/2036 (a)	2,800,536	2,059,052

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	$4,027,706	$3,601,676
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 1.422%, 8/25/2036 (a)	21,881,378	20,451,714
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 1.532%, 8/25/2036 (a)	2,247,014	1,465,116
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	390,915	335,836
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	552,831	482,896
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	721,617	630,454
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	5,952,754	5,057,489
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,262,770	3,963,430
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	5,413,300	4,626,910
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (h)	360,664	270,920
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	762,276	688,487
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	7,698,786	7,041,433
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (h)	289,856	184,151
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	4,104,754	3,821,346
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	3,036,161	2,943,221
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (h)	263,780	156,939
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 1.532%, 11/25/2036 (a)	4,170,183	2,718,450
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	2,945,450	2,525,835
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	2,189,154	1,904,678
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,127,811	963,282
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 1.402%, 12/25/2036 (a)	317,616	263,416
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 1.412%, 12/25/2036 (a)	1,249,235	1,054,655
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 1.417%, 12/25/2036 (a)	5,139,284	4,658,391
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	5,826,518	5,103,482
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	13,578,963	12,121,696
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (h)	303,020	199,362
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 1.782%, 1/25/2037 (a)	2,065,673	1,457,691
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	4,203,292	3,679,596
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	2,370,814	1,983,255
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (h)	1,157,981	591,167
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.354%, 2/25/2037 (a)(c)	60,077,471	918,705
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (h)	673,823	380,819
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (h)	885,063	74,813
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	381,620	322,940
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	7,057,719	6,174,368
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (h)	1,121,073	657,839
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 1.562%, 4/25/2037 (a)	5,803,903	4,035,889
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 1.332%, 5/25/2037 (a)	4,305,379	3,803,828
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 1.422%, 5/25/2037 (a)	18,227,029	16,172,113
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A1, 6.000%, 5/25/2037	17,074,103	15,649,440
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,545,406	1,358,834
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (h)	2,638,656	1,462,111
Residential Accredit Loans, Inc. Trust, Series 2007-QH7, Class 2A1, 1.532%, 8/25/2037 (a)	33,847,735	31,641,912
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	5,720,666	5,183,890
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,908,204	7,062,188
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.311%, 4/25/2035 (a)(c)	33,260,694	479,253
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 1.682%, 4/25/2035 (a)	5,129,152	4,000,764
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	3,106,597	2,888,858
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	3,603,441	3,164,182

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust, Series 2005-A11, Class 1AX, 0.313%, 10/25/2035 (a)(c)	$41,361,126	$603,583
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 1.682%, 10/25/2035 (a)	4,092,875	3,302,426
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	3,736,620	3,458,993
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 1.682%, 11/25/2035 (a)	1,653,197	1,258,078
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 1.732%, 11/25/2035 (a)	9,458,522	7,162,854
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	1,038,592	886,743
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 1.932%, 5/25/2036 (a)	2,664,635	1,583,025
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	11,705,934	7,525,125
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	11,786,231	7,831,420
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	4,159,642	3,212,662
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (h)	167,717	135,277
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 2A, 3.824%, 11/25/2035 (a)	676,717	639,420
Residential Funding Mortgage Securities Trust, Series 2005-S9, Class AP, 0.000%, 12/25/2035 (h)	525,724	430,664
Residential Funding Mortgage Securities Trust, Series 2006-S2, Class AP, 0.000%, 2/25/2036 (h)	51,814	42,702
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.940%, 2/25/2036 (a)	2,454,403	2,313,403
Residential Funding Mortgage Securities Trust, Series 2006-S3, Class AP, 0.000%, 3/25/2036 (h)	11,142	8,117
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (h)	393,777	331,503
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (h)	112,678	85,206
Residential Funding Mortgage Securities Trust, Series 2006-S6, Class A14, 6.000%, 7/25/2036	338,542	331,481
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	161,094	151,956
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (h)	116,096	84,864
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	1,325,580	1,230,987
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (h)	92,874	65,550
Residential Funding Mortgage Securities Trust, Series 2006-S12, Class 2AP, 0.000%, 12/25/2036 (h)	83,582	66,155
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	4,335,002	4,046,546
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (h)	606,312	455,412
Residential Funding Mortgage Securities Trust, Series 2007-S6, Class 2A5, 1.732%, 6/25/2037 (a)	2,626,037	2,096,531
Rosslyn Portfolio Trust, Series 2017-ROSS, Class D, 3.226%, 6/15/2033 (a)(b)	4,750,000	4,773,760
Rosslyn Portfolio Trust, Series 2017-ROSS, Class E, 4.226%, 6/15/2033 (a)(b)	9,750,000	9,811,474
Sequoia Mortgage Trust, Series 2003-8, Class A1, 1.868%, 1/20/2034 (a)	1,441,730	1,408,107
Sequoia Mortgage Trust, Series 2004-4, Class A, 1.918%, 5/20/2034 (a)	2,249,183	2,186,631
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 2.464%, 8/20/2034 (a)	133,977	128,856
Sequoia Mortgage Trust, Series 2004-8, Class A2, 2.104%, 9/20/2034 (a)	3,197,765	3,141,231
Sequoia Mortgage Trust, Series 2004-9, Class B1, 1.993%, 10/20/2034 (a)	3,271,490	3,020,926
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 1.428%, 7/20/2036 (a)	943,411	902,032
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.488%, 1/20/2038 (a)	1,043,781	1,016,019
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(c)	7,547,113	73,298
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.254%, 10/20/2046 (a)	6,943,024	6,146,902
Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 3.228%, 2/20/2047 (a)	2,171,676	1,967,923
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C, 4.846%, 10/10/2048 (a)	4,000,000	4,069,720
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 3.331%, 2/25/2035 (a)	424,720	397,484
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 3.340%, 2/25/2035 (a)	893,584	834,095
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 3.351%, 2/25/2035 (a)	5,541,383	5,501,047
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.611%, 3/25/2035 (a)	2,420,490	2,309,535
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.859%, 5/25/2035 (a)(c)	70,013,736	1,641,402
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 3.294%, 8/25/2035 (a)	5,475,349	4,896,402

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1, 3.476%, 8/25/2035 (a)	$108,692	$107,783
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 3.167%, 9/25/2035 (a)	15,821,934	13,564,745
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 3.402%, 9/25/2035 (a)	1,559,517	1,456,450
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 1A, 3.491%, 11/25/2035 (a)	5,295,744	4,822,845
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 1.452%, 5/25/2037 (a)	9,107,643	8,091,713
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 2A1, 1.422%, 7/25/2037 (a)	1,084,204	1,016,411
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 2.727%, 9/25/2037 (a)	2,334,764	2,074,073
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 0.748%, 4/19/2035 (a)(c)	24,756,921	720,724
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG, 1.352%, 8/25/2036 (a)	9,464,796	8,213,275
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 1.474%, 5/25/2045 (a)(c)	23,086,114	1,147,703
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 3.324%, 3/25/2033 (a)	56,646	56,856
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	265,653	259,006
Structured Asset Securities Corp. Trust, Series 2005-1, Class AP, 0.000%, 2/25/2035 (h)	82,811	78,916
Structured Asset Securities Corp. Trust, Series 2005-16, Class 4A1, 4.768%, 9/25/2035 (a)(g)	18,001,446	16,777,348
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	7,816,175	6,505,058
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/2037 (b)	6,000,000	6,000,077
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 5/25/2037 (b)	7,000,000	7,000,206
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 3.321%, 7/25/2036 (a)	2,448,628	689,455
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.460%, 6/17/2050	5,000,000	5,134,620
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.898%, 5/10/2063 (a)(b)	7,000,000	4,637,437
Verus Securitization Trust, Series 2017-2A, Class A1, 2.485%, 7/25/2047 (b)	9,260,153	9,284,609
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.103%, 6/15/2045 (a)	4,956,661	3,536,037
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.713%, 6/15/2049 (Acquired 05/20/2015 through 09/14/2016, Cost $7,901,681) (a)(e)	8,500,000	8,042,539
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 5.996%, 2/15/2051 (a)	5,000,000	4,963,695
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 5.996%, 2/15/2051 (a)	7,000,000	5,957,441
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 1.382%, 8/25/2036 (a)	35,131,424	22,714,363
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 1.472%, 8/25/2036 (a)	3,924,620	2,571,811
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 1.312%, 1/25/2037 (a)	14,429,983	10,265,101
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 1.412%, 1/25/2037 (a)	4,943,453	3,400,784
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	179,320	179,791
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4, Class A5, 3.042%, 4/25/2035 (a)	2,181,788	2,262,412
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 3A1, 3.090%, 1/25/2036 (a)	4,506,575	4,338,507
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 2.954%, 10/25/2036 (a)	6,634,480	6,014,939
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A2, 2.735%, 11/25/2036 (a)	388,444	343,573

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.073%, 6/25/2037 (a)	$5,175,511	$4,696,575
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A1, 2.999%, 7/25/2037 (a)	696,339	589,022
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR8, Class X, 0.776%, 7/25/2045 (a)(c)	38,704,001	1,572,234
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR11, Class X, 1.017%, 8/25/2045 (a)(c)	76,239,353	3,288,432
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class X, 1.012%, 10/25/2045 (a)(c)	69,677,148	2,875,855
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.522%, 10/25/2045 (a)	4,033,030	3,947,292
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 1.142%, 11/25/2045 (a)(c)	58,795,541	4,198,825
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 1.642%, 12/25/2045 (a)	194,917	185,676
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 1.846%, 1/25/2046 (a)	3,442,270	3,344,544
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR7, Class 2A, 1.756%, 7/25/2046 (a)	1,681,788	1,576,404
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, 1.776%, 8/25/2046 (a)	4,365,568	3,961,748
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2A, 2.148%, 8/25/2046 (a)	9,443,738	9,131,311
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 3A2, 2.984%, 8/25/2046 (a)	150,523	144,340
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, 1.656%, 10/25/2046 (a)	8,291,504	7,668,032
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.148%, 10/25/2046 (a)	2,485,389	2,481,939
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 1.476%, 3/25/2047 (a)	8,788,462	7,408,674
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (h)	9,849	8,788
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-3, Class 1CB3, 1.682%, 5/25/2035 (a)	4,684,790	3,733,393
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 1.632%, 6/25/2035 (a)	211,247	173,868
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB3, 1.682%, 6/25/2035 (a)	23,015,595	19,208,402
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 3CB, 6.500%, 8/25/2035	1,094,568	963,747
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 1.492%, 12/25/2035 (a)	7,648,956	6,639,523
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 1.832%, 12/25/2035 (a)	5,012,437	4,178,323
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB1, 5.750%, 12/25/2035	660,099	657,002
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,660,215	4,234,313

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR1, Class A1A, 1.482%, 2/25/2036 (a)	$4,189,481	$3,523,295
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 1.352%, 10/25/2036 (a)	15,482,048	8,541,756
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 4.540%, 10/25/2036 (a)	10,941,884	7,157,732
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 1.322%, 2/25/2037 (a)	6,113,102	4,265,228
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 1.392%, 2/25/2037 (a)	10,732,466	8,542,496
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 1.462%, 2/25/2037 (a)	10,799,751	8,332,861
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (g)	14,152,227	13,503,149
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC2, Class A3, 1.542%, 6/25/2037 (a)	3,110,301	2,732,779
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR3, Class A1A, 1.746%, 5/25/2046 (a)	15,896,398	13,119,678
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.829%, 10/25/2046 (a)(c)	29,913,844	1,262,963
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 1.626%, 10/25/2046 (a)(g)	26,068,644	21,340,679
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 1.526%, 2/25/2047 (a)	5,500,325	4,284,489
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 1.898%, 4/25/2047 (a)	2,093,850	1,793,973
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, 1.772%, 3/25/2037 (a)	7,278,719	5,736,533
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 3.292%, 12/28/2037 (a)	8,825,873	8,636,108
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class C, 3.071%, 8/15/2049	2,000,000	1,869,300
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class D, 3.401%, 3/17/2050 (b)	3,148,000	2,610,038
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class C, 4.436%, 12/17/2059 (a)	8,000,000	7,897,368
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2020	4,608	4,647
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 2.885%, 11/25/2033 (a)	18,972	19,108
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 3.162%, 3/25/2035 (a)	132,542	132,210
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 3.104%, 10/25/2035 (a)	254,805	60,039
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	11,355	11,750
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 3.447%, 8/25/2036 (a)	903,342	872,759
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 3.558%, 9/25/2036 (a)	1,361,039	1,340,987
Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A18, 6.000%, 9/25/2036	1,944,562	1,884,809
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.101%, 10/25/2036 (a)	2,622,422	2,522,620
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	4,799	4,715
Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A3, 0.000%, 9/25/2037 (h)	34,453	28,657
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	2,680,390	2,668,873

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (h)	$63,884	$52,007
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 4.246%, 11/15/2029 (a)(b)	6,427,417	6,283,796
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.247%, 6/15/2044 (a)(b)	8,704,568	8,420,991
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 3.996%, 6/15/2046 (a)(b)	8,470,000	7,732,390
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	5,000,000	4,942,615

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost $3,790,571,048)		3,793,046,488

Corporate Obligations – 4.99%
Financial – 4.99%
Ameris Bancorp, 5.750%, 3/15/2027 (a)	1,425,000	1,455,281
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	2,000,000	2,097,500
Avidbank Holdings, Inc., 6.875%, 11/15/2025 (a)(b)	8,000,000	8,170,000
Banc of California, Inc., 5.250%, 4/15/2025	7,250,000	7,357,467
Bank of Commerce Holdings, 6.875%, 12/10/2025 (a)(b)	9,000,000	9,090,000
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)	10,000,000	10,425,000
Cadence BanCorp, 6.500%, 3/11/2025 (a)(b)	10,500,000	10,657,500
Capital Bancorp, Inc., 6.950%, 12/1/2025 (Acquired 11/16/2015 through 03/09/2016, Cost $6,239,575) (a)(e)	6,250,000	6,421,875
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	10,350,000	10,764,000
Durant Bancorp, Inc., 5.875%, 3/15/2027 (a)(b)	1,000,000	1,008,750
Empire Bancorp, Inc., 7.375%, 12/17/2025 (Acquired 12/16/2015, Cost $7,500,000) (e)	7,500,000	7,612,500
Fidelity Bank, 5.875%, 5/31/2030 (a)	16,000,000	16,620,000
Financial Institutions, Inc., 6.000%, 4/15/2030 (a)	4,000,000	4,195,000
First Busey Corp., 3.750%, 5/25/2022	1,100,000	1,115,125
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	8,500,000	9,038,135
First NBC Bank Holding Co., 5.750%, 2/18/2025 (Acquired 02/13/2015, Cost $13,500,000) (e)(j)(k)	13,500,000	2,700,000
First Priority Bank, 7.000%, 11/30/2025 (Acquired 03/09/2016, Cost $5,984,486) (b)(e)	6,000,000	6,067,500
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	1,500,000	1,608,750
Franklin Financial Network, Inc., 7.000%, 7/1/2026 (a)	2,000,000	2,077,500
Great Southern Bancorp, Inc., 5.250%, 8/15/2026 (a)	3,256,000	3,345,540
Hanmi Financial Corp., 5.450%, 3/30/2027 (a)	2,600,000	2,683,993
Home BancShares, Inc., 5.625%, 4/15/2027 (a)	950,000	996,312
Investar Holding Corp., 6.000%, 3/30/2027 (a)	1,500,000	1,524,375
Jeff Davis Bancshares, Inc., 6.750%, 1/15/2027	5,000,000	5,050,000
Lakeland Bancorp, Inc., 5.125%, 9/30/2026 (a)	2,900,000	2,961,625
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	20,950,000	23,228,313
Malvern Bancorp, Inc., 6.125%, 2/15/2027 (a)	3,800,000	3,814,250
Marquis Bancorp, Inc., 7.000%, 10/30/2026	4,000,000	4,000,000
Metropolitan Bancgroup, Inc., 6.500%, 7/1/2026	2,500,000	2,543,750
Metropolitan Bank Holding Corp., 6.250%, 3/15/2027 (b)	1,000,000	1,015,000
Midland States Bancorp, Inc., 6.500%, 6/18/2025 (Acquired 06/01/2015 through 03/09/2016, Cost $14,951,877) (e)	15,000,000	15,225,000
NexBank Capital, Inc., 5.500%, 3/16/2026	4,500,000	4,567,500
Noah Bank, 9.000%, 4/17/2025 (Acquired 04/15/2015 through 03/09/2016, Cost $4,517,897) (e)	4,500,000	4,567,500
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (b)	6,500,000	6,605,625
Opus Bank, 5.500%, 7/1/2026 (a)	1,500,000	1,519,350

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Plaza Bancorp, 7.125%, 6/26/2025 (Acquired 03/09/2016, Cost $4,991,238) (b)(e)	$5,000,000	$5,093,750
Preferred Bank, 6.000%, 6/15/2026 (a)	4,938,000	5,209,590
RBB Bancorp, 6.500%, 3/31/2026	6,000,000	6,171,000
Revere Bank, 5.625%, 9/30/2026 (a)	6,500,000	6,613,750
Southern National Bancorp of Virginia, Inc., 5.875%, 1/31/2027 (b)	2,000,000	2,017,500
Southside Bancshares, Inc., 5.500%, 9/30/2026 (a)	3,000,000	3,142,500
Sterling Bancorp, Inc., 7.000%, 4/15/2026 (a)	6,750,000	6,918,750
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	11,610,000	12,422,700
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	2,000,000	2,221,350
TIAA FSB Holdings, Inc., 6.000%, 3/15/2026 (a)	5,000,000	5,420,590
Tri-County Financial Group, Inc., 7.000%, 10/15/2026	7,500,000	7,621,875
Union Bankshares Corp., 5.000%, 12/15/2026 (a)	2,300,000	2,400,002
United Financial Bancorp, Inc., 5.750%, 10/1/2024	10,450,000	10,972,500
USAmeriBancorp, Inc., 6.250%, 4/1/2026 (b)	3,000,000	3,090,000
Your Community Bank, 6.250%, 12/15/2025 (a)	2,000,000	2,085,000

TOTAL CORPORATE OBLIGATIONS – (Cost $283,948,984)		283,530,873

Investment Companies – 0.28%	Shares
Affiliated Mutual Funds – 0.28%
Angel Oak High Yield Opportunities Fund	1,343,763	16,071,403

TOTAL INVESTMENT COMPANIES – (Cost $15,645,024)		16,071,403

Mortgage Backed Securities – U.S. Government Agency Issues – 7.89%	Principal Amount
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 9.860%, 1/25/2023 (a)(b)	$7,084,710	7,767,265
Federal Home Loan Mortgage Corp., Series K034, Class A2, 3.531%, 7/25/2023 (a)	10,000,000	10,657,190
Federal Home Loan Mortgage Corp., Series KF28, Class A, 1.420%, 1/25/2024 (a)	9,931,047	9,942,150
Federal Home Loan Mortgage Corp., Series K725, Class A2, 3.002%, 1/25/2024	9,000,000	9,294,966
Federal Home Loan Mortgage Corp., Series 2017-KF28, Class B, 5.060%, 1/25/2024 (a)(b)	2,482,762	2,585,096
Federal Home Loan Mortgage Corp., Series KF29, Class A, 1.587%, 2/25/2024 (a)	9,890,783	9,900,417
Federal Home Loan Mortgage Corp., Series 2017-KF29, Class B, 4.777%, 2/25/2024 (a)(b)	8,407,166	8,546,666
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 5.732%, 2/25/2024 (a)	5,000,000	5,871,745
Federal Home Loan Mortgage Corp., Series KF31, Class A, 1.430%, 4/25/2024 (a)	8,000,000	8,021,472
Federal Home Loan Mortgage Corp., Series KF32, Class A, 1.594%, 5/25/2024 (a)	3,000,000	3,003,750
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 5.382%, 1/25/2025 (a)	5,000,000	5,420,520
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 5.032%, 3/25/2025 (a)	1,650,000	1,789,776
Federal Home Loan Mortgage Corp., Series J15L, Class AFL, 1.850%, 8/25/2025 (a)	8,000,000	8,009,800
Federal Home Loan Mortgage Corp., Series KL1P, Class A1P, 2.544%, 10/25/2025	9,911,488	10,082,491
Federal Home Loan Mortgage Corp., Series 2016-KSW1, Class B, 7.010%, 2/25/2026 (a)(b)	8,535,109	9,239,606
Federal Home Loan Mortgage Corp., Series KW02, Class A1, 2.896%, 4/25/2026	4,982,827	5,129,392
Federal Home Loan Mortgage Corp., Series K058, Class A2, 2.653%, 8/25/2026	13,970,000	13,900,639
Federal Home Loan Mortgage Corp., Series K063, Class A1, 3.045%, 8/25/2026	5,973,029	6,167,152
Federal Home Loan Mortgage Corp., Series KF26, Class A, 1.580%, 10/25/2026 (a)	4,000,000	4,032,048
Federal Home Loan Mortgage Corp., Series K065, Class A1, 2.864%, 10/25/2026	3,500,000	3,582,342
Federal Home Loan Mortgage Corp., Series KL1E, Class A1E, 2.835%, 2/25/2027	8,000,000	8,069,192

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Federal Home Loan Mortgage Corp., Series KIR2, Class A1, 2.748%, 3/25/2027	$7,889,595	$8,033,359
Federal Home Loan Mortgage Corp., Series K065, Class A2, 3.243%, 4/25/2027	9,000,000	9,332,608
Federal Home Loan Mortgage Corp., Series 2017-KSW2, Class B, 3.874%, 5/25/2027 (a)(b)	10,042,564	10,055,097
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 3.882%, 3/25/2028 (a)	2,102,510	2,162,610
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 4.032%, 5/25/2028 (a)	2,715,292	2,810,352
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 2.682%, 7/25/2028 (a)	736,643	741,108
Federal Home Loan Mortgage Corp., Series K153, Class A1, 2.907%, 8/25/2028	13,889,699	14,174,743
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 3.982%, 9/25/2028 (a)	5,000,000	5,207,215
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M2, 3.432%, 10/25/2028 (a)	3,725,000	3,812,619
Federal Home Loan Mortgage Corp., Series 2016-HQA2, Class M1, 2.432%, 11/25/2028 (a)	1,948,448	1,958,356
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M1, 2.332%, 12/25/2028 (a)	2,090,526	2,102,125
Federal Home Loan Mortgage Corp., Series 2016-HQA4, Class M2, 2.532%, 4/25/2029 (a)	4,500,000	4,566,087
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 2.432%, 7/25/2029 (a)	1,458,388	1,479,270
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1, 2.432%, 8/27/2029 (a)	5,810,118	5,918,942
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M2, 4.782%, 8/27/2029 (a)	5,000,000	5,379,665
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 2.432%, 10/25/2029 (a)	9,866,671	10,043,965
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1, 2.032%, 12/26/2029 (a)	6,956,389	7,031,872
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M2, 3.882%, 12/26/2029 (a)	3,500,000	3,583,181
Federal Home Loan Mortgage Corp., Series 2016-K723, Class B, 3.581%, 10/25/2039 (a)(b)	10,000,000	9,653,560
Federal Home Loan Mortgage Corp., Series 2013-K29, Class B, 3.481%, 5/25/2046 (a)(b)	3,000,000	3,104,523
Federal Home Loan Mortgage Corp., Series 2013-K32, Class C, 3.537%, 10/25/2046 (a)(b)	7,000,000	6,897,226
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.909%, 5/25/2047 (a)(b)	10,207,851	10,391,592
Federal Home Loan Mortgage Corp., Series 2015-K45, Class C, 3.591%, 4/25/2048 (a)(b)	4,500,000	4,366,368
Federal Home Loan Mortgage Corp., Series 2017-K726, Class B, 3.971%, 7/25/2049 (a)(b)	5,500,000	5,683,002
Federal Home Loan Mortgage Corp., Series 2017-K726, Class C, 3.971%, 7/25/2049 (a)(b)	2,500,000	2,409,580
Federal Home Loan Mortgage Corp., Series 2016-K58, Class B, 3.739%, 9/25/2049 (a)(b)	10,000,000	10,023,210
Federal Home Loan Mortgage Corp., Series 2017-K61, Class B, 3.682%, 12/25/2049 (a)(b)	4,500,000	4,475,317
Federal Home Loan Mortgage Corp., Series 2017-K63, Class C, 3.872%, 2/25/2050 (a)(b)	7,500,000	6,720,720
Federal Home Loan Mortgage Corp., Series 2017-K65, Class B, 4.214%, 7/25/2050 (a)(b)	6,000,000	6,168,779
Federal Home Loan Mortgage Corp., Series 2017-K65, Class C, 4.214%, 7/25/2050 (a)(b)	6,682,000	6,355,571
Federal National Mortgage Association, Series 2016-M6, Class ASQ2, 1.785%, 6/25/2019	5,605,764	5,619,610
Federal National Mortgage Association, Series 2012-M13, Class A2, 2.377%, 5/25/2022	4,700,000	4,756,870
Federal National Mortgage AssociationPool 471902, 2.670%, 7/1/2022	4,776,776	4,821,586
Federal National Mortgage Association, Series 2014-C03, Class 2M2, 4.132%, 7/25/2024 (a)	5,000,000	5,302,235
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 4.232%, 7/25/2024 (a)	12,000,000	12,848,400
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 6.232%, 11/25/2024 (a)	4,384,030	4,968,755
Federal National Mortgage Association, Series 2015-M8, Class A2, 2.900%, 1/25/2025	7,090,000	7,214,805
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 6.232%, 7/25/2025 (a)	3,782,299	4,234,669
Federal National Mortgage Association, Series 2017-M3, Class A2, 2.486%, 12/25/2026 (a)	15,000,000	14,652,990
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 6.782%, 4/25/2028 (a)	4,111,523	4,643,521
Federal National Mortgage Association, Series 2016-M10, Class FA, 1.852%, 8/25/2028 (a)	9,995,337	10,065,244
Federal National Mortgage Association, Series 2016-C05, Class 2M1, 2.582%, 1/25/2029 (a)	4,211,318	4,257,723
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 2.682%, 1/25/2029 (a)	4,709,046	4,780,101
Federal National Mortgage Association, Series 2016-C04, Class 1M2, 5.482%, 1/25/2029 (a)	5,000,000	5,580,980
Federal National Mortgage Association, Series 2016-C05, Class 2M2, 5.682%, 1/25/2029 (a)	5,000,000	5,585,865
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 2.532%, 4/25/2029 (a)	6,697,670	6,807,210
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 2.382%, 9/25/2029 (a)	1,950,817	1,969,512
Federal National Mortgage Association, Series 2017-C03, Class 1M1, 2.182%, 10/25/2029 (a)	4,735,843	4,777,149
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 2.082%, 11/26/2029 (a)	4,932,600	4,992,802

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Federal National Mortgage Association, Series 2017-C05, Class 1M2, 3.424%, 1/25/2030 (a)	$3,250,287	$3,253,554
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (c)	9,796,957	1,100,022
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (c)	6,021,044	665,229

TOTAL MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY ISSUES – (Cost $440,835,903)		448,555,129

Preferred Stocks – 0.06%	Shares
Financial – 0.06%
Morgan Stanley	130,497	3,092,779
Wells Fargo & Co.	23,990	602,149

TOTAL PREFERRED STOCKS – (Cost $3,481,416)		3,694,928

Short-Term Investments – 5.21%
Money Market Funds – 5.21%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.86% (l)	296,019,280	296,019,280

TOTAL SHORT-TERM INVESTMENTS – (Cost $296,019,280)		296,019,280

TOTAL INVESTMENTS – 105.57% – (Cost $5,996,035,476)		6,001,980,223

Liabilities in Excess of Other Assets – (5.57%)		(316,936,527)

NET ASSETS – 100.00%		$5,685,043,696

(a)	Variable or Floating Rate Security. Rate disclosed as of July 31, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2017, the value of these securities amounted to $1,785,325,127 or 31.40% of net assets.
(c)	Interest Only Security.
(d)	See Note 5 to the Financial Statements.
(e)	Illiquid security. At July 31, 2017, the value of these securities amounted to $127,101,436 or 2.24% of net assets.
(f)	Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2017, the value of these securities amounted to $1,275,964 or 0.02% of net assets.
(g)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At July 31, 2017, the value of securities pledged amounted to $574,349,291.
(h)	Principal Only Security.
(i)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2017, the value of securities pledged amounted to $22,815,362.
(j)	As of July 31, 2017, the Fund has fair valued this security. The value of this security amounts to $2,700,000 or 0.05% of net assets.
(k)	Non-income producing security. Item identified as in default as to the payment of interest.
(l)	Rate disclosed is the seven day yield as of July 31, 2017.
(m)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

Schedule of Open Futures Contracts

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation / (Depreciation)
90 Day Euro$ Future	September 2017	(1,003)	$(247,415,025)	$12,814
90 Day Euro$ Future	December 2017	(1,000)	(246,375,000)	84,000
3 Year ERIS Aged Standard Swap Future	June 2020	227	22,986,928	(89,605)
5 Year ERIS Aged Standard Swap Future	September 2020	846	80,933,436	(412,681)
5 Year ERIS Aged Standard Swap Future	December 2020	661	64,329,842	1,397,805
5 Year ERIS Aged Standard Swap Future	March 2021	52	5,081,300	(46,150)
4 Year ERIS Aged Standard Swap Future	June 2021	41	4,185,366	(2,366)
5 Year ERIS Aged Standard Swap Future	June 2021	115	11,280,626	226,665
5 Year ERIS Aged Standard Swap Future	December 2021	81	8,202,473	24,444
5 Year ERIS Aged Standard Swap Future	September 2022	88	8,775,818	18,816
7 Year ERIS Aged Standard Swap Future	December 2022	125	12,022,675	(119,692)
7 Year ERIS Aged Standard Swap Future	March 2023	57	5,509,267	8,934
7 Year ERIS Aged Standard Swap Future	June 2023	165	16,296,704	(28,065)
7 Year ERIS Aged Standard Swap Future	September 2023	39	3,806,677	(16,753)
7 Year ERIS Aged Standard Swap Future	December 2023	45	4,559,476	6,584
7 Year ERIS Aged Standard Swap Future	March 2024	96	9,759,235	(34,172)
7 Year ERIS Aged Standard Swap Future	June 2024	65	6,738,732	(8,606)
7 Year ERIS Aged Standard Swap Future	September 2024	39	3,863,632	(644)
10 Year ERIS Aged Standard Swap Future	December 2024	910	79,828,658	(5,341,590)
10 Year ERIS Aged Standard Swap Future	March 2025	56	4,947,118	(7,352)
10 Year ERIS Aged Standard Swap Future	June 2025	207	18,899,328	(1,007,489)
10 Year ERIS Aged Standard Swap Future	September 2025	479	44,017,992	(1,124,289)
10 Year ERIS Aged Standard Swap Future	December 2025	100	9,482,110	(67,389)
10 Year ERIS Aged Standard Swap Future	March 2026	121	11,538,633	(285,717)
10 Year ERIS Aged Standard Swap Future	June 2026	193	18,949,145	596,923
10 Year ERIS Aged Standard Swap Future	September 2026	205	20,241,044	41,005
10 Year ERIS Aged Standard Swap Future	December 2026	265	27,499,501	(260,730)
10 Year ERIS Aged Standard Swap Future	March 2027	562	58,522,128	(599,456)
10 Year ERIS Aged Standard Swap Future	June 2027	522	55,755,551	222,122
10 Year ERIS Aged Standard Swap Future	September 2027	119	11,671,056	43,686

				$(6,768,948)

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	3.180%	7/31/2017	8/31/2017	$5,989,356	$5,973,000
Bank of America Merrill Lynch	2.930%	7/31/2017	8/31/2017	7,518,923	7,500,000

					$13,473,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 0.01%
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	$21,670	$15,239

TOTAL ASSET-BACKED SECURITIES – (Cost $17,922)		15,239

Collateralized Debt Obligations – 5.71%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)(c)	3,725,000	3,836,824
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (a)(b)(c)(d)	6,666,000	6,666,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost $10,391,000)		10,502,824

Collateralized Loan Obligations – 11.41%
AIMCO CLO Ltd., Series 2015-AA, Class E, 9.124%, 1/15/2028 (a)(b)	3,000,000	3,020,556
Apidos CLO X, Series 2012-10A, Class D, 5.670%, 10/30/2022 (a)(b)	4,000,000	4,000,564
Apidos CLO XIV, Series 2013-14A, Class E, 5.704%, 4/15/2025 (a)(b)	3,000,000	2,962,458
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class E, 6.304%, 4/18/2025 (a)(b)	2,000,000	2,008,752
CIFC Funding Ltd., Series 2012-3A, Class B2L, 7.170%, 1/29/2025 (a)(b)	250,000	250,037
LCM XXI LP, Series 21A, Class D, 6.407%, 4/20/2028 (a)(b)	2,400,000	2,429,597
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 8.039%, 10/30/2026 (Acquired 08/06/2015, Cost $1,984,891) (a)(b)(d)	2,000,000	2,008,640
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 9.006%, 7/19/2028 (a)(b)	4,250,000	4,320,945

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost $20,590,593)		21,001,549

Collateralized Mortgage Obligations – 0.39%
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 1.816%, 9/25/2045 (a)	9,702	9,005
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.240%, 5/25/2035 (a)	2,964	2,960
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	7,122	6,506
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 1.432%, 11/25/2035 (a)	16,239	8,988
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 3.490%, 12/25/2035 (a)	11,599	10,266
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	2,000,000	600,750
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	5,296	4,035
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	23,289	20,007
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	5,182	4,429
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 1.492%, 12/25/2035 (a)	29,805	25,871
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 3.292%, 12/28/2037 (a)	23,114	22,618

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost $1,937,698)		715,435

Corporate Obligations – 74.39%
Financial – 74.39%
Ameris Bancorp, 5.750%, 3/15/2027 (a)	2,425,000	2,476,531
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	2,940,000	3,083,325
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	2,029,646
Bank of America Corp., 5.875%, 1/5/2021	3,945,000	4,399,350
Cadence BanCorp, 6.500%, 3/11/2025 (a)(b)	9,500,000	9,642,500

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Capital One Bank USA, National Association, 3.375%, 2/15/2023	$2,000,000	$2,032,330
Capital One, National Association, 2.400%, 9/5/2019	1,225,000	1,233,320
Citigroup, Inc., 1.700%, 4/27/2018	2,000,000	2,000,486
Citigroup, Inc., 2.350%, 8/2/2021	4,376,000	4,358,640
Citizens Financial Group, Inc., 4.300%, 12/3/2025	1,764,000	1,854,733
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	3,600,000	3,744,000
Cullen/Frost Bankers, Inc., 4.500%, 3/17/2027	1,600,000	1,658,000
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,500,000	2,510,900
Dime Community Bancshares, Inc., 4.500%, 6/15/2027 (a)	650,000	660,562
Durant Bancorp, Inc., 5.875%, 3/15/2027 (a)(b)	2,000,000	2,017,500
Fifth Third Bancorp, 2.600%, 6/15/2022	4,000,000	3,997,908
First Busey Corp., 3.750%, 5/25/2022	1,100,000	1,115,125
First Busey Corp., 4.750%, 5/25/2027 (a)	2,000,000	2,020,000
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	1,000,000	1,063,310
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	1,350,000	1,447,875
Franklin Financial Network, Inc., 7.000%, 7/1/2026 (a)	2,000,000	2,077,500
Goldman Sachs Group, Inc., 2.600%, 12/27/2020	2,750,000	2,775,127
Great Southern Bancorp, Inc., 5.250%, 8/15/2026 (a)	2,844,000	2,922,210
Hanmi Financial Corp., 5.450%, 3/30/2027 (a)	4,600,000	4,748,603
Heritage Commerce Corp., 5.250%, 6/1/2027 (a)	3,000,000	3,078,750
Home BancShares, Inc., 5.625%, 4/15/2027 (a)	4,250,000	4,457,187
HomeStreet, Inc., 6.500%, 6/1/2026	3,250,000	3,375,938
Investar Holding Corp., 6.000%, 3/30/2027 (a)	1,500,000	1,524,375
JPMorgan Chase & Co., 6.300%, 4/23/2019	515,000	553,887
JPMorgan Chase & Co., 2.728%, 6/11/2020 (a)	1,000,000	1,004,900
JPMorgan Chase & Co., 2.700%, 5/18/2023	2,000,000	1,995,956
KeyBank National Association, 1.700%, 6/1/2018	4,095,000	4,101,376
Lakeland Bancorp, Inc. , 5.125%, 9/30/2026 (a)	1,700,000	1,736,125
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	1,000,000	1,108,750
Malvern Bancorp, Inc., 6.125%, 2/15/2027 (a)	2,000,000	2,007,500
Metropolitan Bank Holding Corp., 6.250%, 3/15/2027 (b)	1,200,000	1,218,000
Morgan Stanley, 5.950%, 12/28/2017	2,000,000	2,035,090
NexBank Capital, Inc., 5.500%, 3/16/2026	3,500,000	3,552,500
OceanFirst Financial Corp., 1.000%, 9/30/2026 (a)	300,000	310,500
Old Line Bancshares, Inc., 5.625%, 8/15/2026 (a)	500,000	513,125
Old Second Bancorp, Inc., 5.750%, 12/31/2026 (a)	1,050,000	1,111,950
Opus Bank, 5.500%, 7/1/2026 (a)	2,750,000	2,785,475
Pinnacle Financial Partners, Inc., 5.250%, 11/16/2026 (a)(b)	1,000,000	1,038,800
PNC Bank National Association, 1.450%, 7/29/2019	1,000,000	993,046
PNC Bank National Association, 2.400%, 10/18/2019	2,250,000	2,277,056
Preferred Bank, 6.000%, 6/15/2026 (a)	1,862,000	1,964,410
RBB Bancorp, 6.500%, 3/31/2026	4,000,000	4,114,000
Revere Bank, 5.625%, 9/30/2026 (a)	1,000,000	1,017,500
Southern National Bancorp of Virginia, Inc., 5.875%, 1/31/2027 (b)	2,750,000	2,774,063
SunTrust Banks, Inc., 2.900%, 3/3/2021	2,000,000	2,039,064
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	1,911,000	2,044,770
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	3,000,000	3,332,025
TIAA FSB Holdings, Inc., 6.000%, 3/15/2026 (a)	2,490,000	2,699,454

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Towne Bank, 4.500%, 7/30/2027 (a)	$3,000,000	$3,045,000
USAmeriBancorp, Inc., 6.250%, 4/1/2026 (b)	4,000,000	4,120,000
Your Community Bank, 6.250%, 12/15/2025 (a)	3,000,000	3,127,500

TOTAL CORPORATE OBLIGATIONS – (Cost $133,884,953)		136,927,553

Short-Term Investments – 7.16%	Shares
Money Market Funds – 7.16%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.86% (e)	13,184,688	13,184,688

TOTAL SHORT-TERM INVESTMENTS – (Cost $13,184,688)		13,184,688

TOTAL INVESTMENTS – 99.07% – (Cost $180,006,854)		182,347,288

Other Assets in Excess of Liabilities – 0.93%		1,715,582

NET ASSETS – 100.00%		$184,062,870

(a)	Variable or Floating Rate Security. Rate disclosed as of July 31, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2017, the value of these securities amounted to $56,507,311 or 30.70% of net assets.
(c)	See Note 5 to the Financial Statements
(d)	Illiquid security. At July 31, 2017, the value of these securities amounted to $8,674,640 or 4.71% of net assets.
(e)	Rate disclosed is the seven day yield as of July 31, 2017.

Schedule of Open Futures Contracts

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Depreciation
3 Year ERIS Aged Standard Swap Future	March 2020	21	$2,106,449	$(16,389)
5 Year ERIS Aged Standard Swap Future	March 2022	62	6,295,505	(104,277)
7 Year ERIS Aged Standard Swap Future	March 2024	17	1,728,198	(40,013)
10 Year ERIS Aged Standard Swap Future	March 2026	15	1,430,409	(43,050)

				$(203,729)

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – 8.50%
Apidos CLO X, Series 2012-10A, Class E, 7.420%, 10/30/2022 (a)(b)	$500,000	$505,535
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.307%, 10/20/2029 (a)(b)	500,000	505,239
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.850%, 12/5/2024 (a)(b)	500,000	503,246
LCM XXI LP, Series 21A, Class E, 8.680%, 4/20/2028 (a)(b)	1,000,000	1,012,155
MidOcean Credit CLO VI, Series 2016-6A, Class E, 8.647%, 1/20/2029 (Acquired 03/03/2017, Cost $503,304) (a)(b)(c)	500,000	505,054
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 9.934%, 4/18/2028 (Acquired 12/15/2016, Cost $501,448) (a)(b)(c)	500,000	517,416
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 9.006%, 7/19/2028 (a)(b)	500,000	508,347

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost $4,001,428)		4,056,992

Corporate Obligations – 82.60%
Basic Materials – 15.08%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(d)	500,000	557,500
Blue Cube Spinco, Inc., 9.750%, 10/15/2023	250,000	306,250
Cascades, Inc., 5.750%, 7/15/2023 (b)(d)	250,000	261,250
Coeur Mining, Inc., 5.875%, 6/1/2024 (b)	1,000,000	991,250
Consolidated Energy Finance SA, 6.750%, 10/15/2019 (b)(d)	550,000	563,062
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)(d)	240,000	252,600
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	1,022,500
FMG Resources Ltd., 5.125%, 5/15/2024 (b)(d)	250,000	260,312
Hexion, Inc., 6.625%, 4/15/2020	150,000	141,563
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	266,250
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022 (b)(d)	1,000,000	1,032,500
Teck Resources Ltd., 8.500%, 6/1/2024 (b)(d)	250,000	290,625
United States Steel Corp., 8.375%, 7/1/2021 (b)	250,000	277,188
Venator Finance Sarl / Venator Materials Corp., 5.750%, 7/15/2025 (b)	500,000	515,000
Versum Materials, Inc., 5.500%, 9/30/2024 (b)	435,000	463,275

		7,201,125

Communications – 5.58%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	505,650
Cable One, Inc., 5.750%, 6/15/2022 (b)	150,000	157,875
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	253,750
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	540,000
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	533,750
Frontier Communications Corp., 11.000%, 9/15/2025	500,000	460,625
Windstream Services LLC, 7.500%, 6/1/2022	250,000	215,000

		2,666,650

Consumer, Cyclical – 14.64%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027 (b)	1,000,000	990,000
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	1,105,000
Century Communities, Inc., 6.875%, 5/15/2022	1,000,000	1,057,500
Century Communities, Inc., 5.875%, 7/15/2025 (b)	500,000	502,500
Deck Chassis Acquisition, Inc., 10.000%, 6/15/2023 (b)	250,000	280,000
Dollar Tree, Inc., 5.750%, 3/1/2023	250,000	265,937

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical – (continued)
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/2023 (a)	$525,000	$497,437
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)(d)	250,000	260,625
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/2024 (b)	355,000	389,613
Lions Gate Entertainment Corp., 5.875%, 11/1/2024 (b)(d)	300,000	316,500
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	258,125
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,000,000	1,070,000

		6,993,237

Consumer, Non-cyclical – 6.06%
Ashtead Capital, Inc., 5.625%, 10/1/2024 (b)	200,000	216,000
Cenveo Corp., 6.000%, 8/1/2019 (b)	500,000	431,250
Dean Foods Co., 6.500%, 3/15/2023 (b)	500,000	519,375
HealthSouth Corp., 5.750%, 9/15/2025	250,000	261,250
JBS USA LUX SA / JBS USA Finance, Inc., 7.250%, 6/1/2021 (b)	95,000	97,019
JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 6/15/2025 (b)	250,000	248,750
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(d)	500,000	501,875
Select Medical Corp., 6.375%, 6/1/2021	100,000	103,500
Vector Group Ltd., 6.125%, 2/1/2025 (b)	500,000	516,250

		2,895,269

Energy – 14.98%
Antero Resources Corp.5.625%, 6/1/2023	500,000	515,000
Calumet Specialty Products Partners LP / Calumet Finance Corp.6.500%, 4/15/2021	900,000	825,750
Cheniere Corpus Christi Holdings LLC5.875%, 3/31/2025	1,100,000	1,196,250
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021 (b)	1,000,000	1,063,750
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	245,000
NGPL PipeCo LLC, 4.875%, 8/15/2027 (b)	1,000,000	1,031,250
Parker Drilling Co., 7.500%, 8/1/2020	300,000	261,000
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023 (a)	1,000,000	1,010,000
Shelf Drilling Holdings Ltd., 9.500%, 11/2/2020 (b)	915,950	906,791
SM Energy Co., 6.500%, 11/15/2021	100,000	100,000

		7,154,791

Financial – 6.73%
Alliance Data Systems Corp., 6.375%, 4/1/2020 (b)	250,000	254,687
Avison Young Canada, Inc., 9.500%, 12/15/2021 (b)(d)	250,000	252,813
Credit Acceptance Corp., 7.375%, 3/15/2023	115,000	121,325
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (b)	1,000,000	1,032,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (b)	500,000	522,500
NewStar Financial, Inc., 7.250%, 5/1/2020	1,000,000	1,030,000

		3,213,825

Industrial – 14.33%
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(d)	353,000	372,415
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.250%, 3/15/2024 (b)	250,000	271,875
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	142,425
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	522,500
Bombardier, Inc., 6.125%, 1/15/2023 (b)(d)	750,000	766,875
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	45,000	50,737

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value
Industrial – (continued)
Covanta Holding Corp., 5.875%, 7/1/2025	$500,000	$489,375
General Cable Corp., 5.750%, 10/1/2022	600,000	618,000
Griffon Corp., 5.250%, 3/1/2022	300,000	307,875
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (b)	500,000	540,000
Hornbeck Offshore Services, Inc., 5.875%, 4/1/2020	100,000	60,500
Kenan Advantage Group, Inc., 7.875%, 7/31/2023 (b)	300,000	315,000
PaperWorks Industries, Inc., 9.500%, 8/15/2019 (b)	500,000	368,750
Shape Technologies Group, Inc., 7.625%, 2/1/2020 (b)	600,000	624,000
Techniplas LLC, 10.000%, 5/1/2020 (Acquired 04/24/2015, Cost $1,000,000) (b)(c)	1,000,000	860,000
US Concrete, Inc., 6.375%, 6/1/2024 (b)	250,000	268,125
Zebra Technologies Corp., 7.250%, 10/15/2022	250,000	266,563

		6,845,015

Technology – 3.08%
Amkor Technology, Inc., 6.625%, 6/1/2021	300,000	306,750
CDW LLC / CDW Finance Corp., 5.000%, 9/1/2025	250,000	262,345
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	259,375
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	640,140

		1,468,610

Utilities – 2.12%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	253,750
Dynegy, Inc., 8.000%, 1/15/2025 (b)	500,000	497,500
NRG Energy, Inc., 6.625%, 3/15/2023	250,000	259,531

		1,010,781

TOTAL CORPORATE OBLIGATIONS – (Cost $38,514,733)		39,449,303

Short-Term Investments – 10.38%	Shares
Money Market Funds – 10.38%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.86% (e)	4,957,897	4,957,897

TOTAL SHORT-TERM INVESTMENTS – (Cost $4,957,897)		4,957,897

TOTAL INVESTMENTS – 101.48% – (Cost $47,474,058)		48,464,192

Liabilities in Excess of Other Assets – (1.48%)		(705,211)

NET ASSETS – 100.00%		$47,758,981

(a)	Variable or Floating Rate Security. Rate disclosed as of July 31, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2017, the value of these securities amounted to $30,471,319 or 63.80% of net assets.
(c)	Illiquid security. At July 31, 2017, the value of these securities amounted to $1,882,471 or 3.94% of net assets.
(d)	U.S. dollar denominated foreign security.
(e)	Rate disclosed is the seven day yield as of July 31, 2017.

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2017 (Unaudited)

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund
Assets
Investments in securities at fair value (cost $5,980,390,452, $180,006,854, and $47,474,058 respectively)	$5,985,908,820	$182,347,288	$48,464,192
Investments in affiliates, at value (cost $15,645,024, $0, and $0, respectively	16,071,403	–	–
Cash	171,173	–	–
Deposit at broker for futures	8,460,373	212,843	–
Deposit at brokers for reverse repurchase agreements	875,797	–	–
Receivable for fund shares sold	25,052,182	144,375	374
Receivable for investments sold	9,482,546	–	–
Dividends and interest receivable	13,005,340	1,810,739	666,023
Variation margin on futures contracts	50,243	1,896	–
Prepaid expenses	117,592	26,476	31,662

Total Assets	6,059,195,469	184,543,617	49,162,251

Liabilities
Payable for reverse repurchase agreements	13,473,000	–	–
Payable for credit agreements	250,000,000	–	–
Payable for fund shares redeemed	18,143,528	288,796	7,806
Payable for investments purchased	78,226,464	–	1,281,936
Payable for distributions to shareholders	5,639,570	36,240	68,246
Interest payable for credit and reverse repurchase agreements	3,233,718	–	–
Payable to Adviser	4,379,912	79,050	6,170
Payable to administrator, fund accountant, and transfer agent	264,100	23,748	11,562
Payable to custodian	36,639	1,722	644
12b-1 fees accrued	474,815	7,886	1,275
Other accrued expenses	280,027	43,305	25,631

Total Liabilities	374,151,773	480,747	1,403,270

Net Assets	$5,685,043,696	$184,062,870	$47,758,981

Net Assets consist of:
Paid-in capital	$6,024,032,189	$218,628,412	$47,585,810
Accumulated undistributed net investment income (loss)	(39,325,903)	(175,808)	122,978
Accumulated net realized loss from investment transactions	(298,838,389)	(36,526,439)	(939,941)
Net unrealized appreciation on investments	5,518,368	2,340,434	990,134
Net unrealized appreciation on investments in affiliates	426,379	–	–
Net unrealized depreciation on futures contracts	(6,768,948)	(203,729)	–

Net Assets	$5,685,043,696	$184,062,870	$47,758,981

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities – (continued)

July 31, 2017 (Unaudited)

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund
Class A:
Net Assets	$512,474,109	$7,149,867	$1,010,693

Shares outstanding (unlimited number of shares authorized, no par value)	45,284,520	758,470	84,249

Net asset value (“NAV”) per share	$11.32	$9.43	$12.00

Offering price per share (NAV/0.9775) (a)	$11.58	$9.64	$12.27

Class C
Net Assets	$69,019,965	$839,592	$–

Shares outstanding (unlimited number of shares authorized, no par value)	6,145,011	89,707	–

Net asset value (“NAV”) and offering price per share	$11.23	$9.36	$–

Minimum redemption price per share (NAV*0.99) (b)	$11.12	$9.27	$–

Institutional Class:
Net Assets	$5,103,549,622	$176,073,411	$46,748,288

Shares outstanding (unlimited number of shares authorized, no par value)	451,917,177	18,701,499	3,907,831

Net asset value (“NAV”) and offering price per share	$11.29	$9.41	$11.96

(a)	Class A shares impose a maximum 2.25% sales charge on purchases
(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2017

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund
Investment Income
Dividend income	$78,999	$–	$–
Dividends from affiliate investments	341,837	–	–
Interest income	126,567,305	4,552,212	1,672,783

Total Investment Income	126,988,141	4,552,212	1,672,783

Expenses
Investment Advisory	22,482,850	770,189	133,788
12b-1 – Class A	593,367	8,431	1,241
12b-1 – Class C	290,753	4,276	–
Fund accounting	345,725	22,689	14,667
Administration	309,322	21,094	7,801
Transfer agent	215,671	24,572	13,634
Registration	196,951	31,597	19,047
Legal	151,478	9,545	3,344
Custodian	124,190	4,848	1,501
Printing	103,676	6,960	2,819
Trustee	85,008	21,785	19,706
Audit	30,418	14,677	11,964
Insurance	32,725	1,430	362
Compliance	14,860	14,945	14,860
Miscellaneous	42,186	3,758	1,430
Interest & Commissions	3,491,606	77	–

Total Expenses	28,510,786	960,873	246,164

Fees contractually recouped (waived) by Adviser (See Note 4)	910,269	–	(86,810)
Fees voluntarily waived by Adviser (See Note 4)	–	(350,976)	–

Net operating expenses	29,421,055	609,897	159,354

Net Investment Income	97,567,086	3,942,315	1,513,429

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	2,690,928	(748,402)	117,127
Net realized loss on futures contracts	(1,067,977)	(101,407)	–
Net change in unrealized appreciation on investments	57,775,234	1,254,661	91,878
Net change in unrealized appreciation on investments in affiliates	80,657	–	–
Net change in unrealized depreciation on futures contracts	(6,809,584)	(118,010)	–

Net realized and unrealized gain on investments	52,669,258	286,842	209,005

Net increase in net assets resulting from operations	$150,236,344	$4,229,157	$1,722,434

See accompanying notes which are an integral part of these financial statements.

Statement of Cash Flows

For the Period Ended July 31, 2017

Multi-Strategy Income Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$150,236,344
Net adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net amortization and accretion of premium and discount	(11,465,237)
Net realized paydown gains on mortgage backed and other asset backed securities	(41,156,543)
Proceeds from sales of short-term investments, net	(11,011,569)
Purchases of investments	(3,231,578,472)
Proceeds from sales of long-term investments	2,091,731,214
Net change in unrealized appreciation on investments	(57,775,234)
Net change in unrealized appreciation on futures contracts	6,809,584
Net realized gain on investments	(2,690,928)
Net realized loss on futures contracts	1,067,977
Change in assets and liabilities:
Increase in deposits at broker for futures	(652,302)
Decrease in deposits at broker for reverse repurchase agreements	97,398
Decrease in receivable for investments sold	80,683,399
Decrease in dividends and interest receivable	3,955,550
Increase in prepaid expenses	(25,288)
Increase in payable for investments purchased	(1,725,709)
Decrease in interest payable for credit and reverse repurchase agreements	1,376,185
Change in variation margin paid on futures contracts	(8,921,832)
Increase in payable to Adviser	820,525
Increase in payable to administrator, fund accountant and transfer agent	124,054
Increase in payable to custodian	17,296
Increase in 12b-1 fees accrued	345,612
Increase in other accrued expenses	120,448

Net cash used provided by operating activities	(1,029,617,528)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	1,791,063,460
Payment on shares redeemed	(730,635,049)
Distributions paid to shareholders	(29,869,331)
Purchases of reverse repurchase agreements	13,473,000
Proceeds from reverse repurchase agreements	(14,425,000)

Net cash used in financing activities	1,029,607,080

Net change in cash	$(10,448)

CASH:
Beginning Balance	181,621

Ending Balance	$171,173

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$2,115,421
Non-cash financing activities - distributions reinvested	109,796,317
Non-cash financing activities - decrease in receivable for Fund shares sold	(6,250,660)
Non-cash financing activities - decrease in payable for Fund shares redeemed	(4,273,707)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2017 (Unaudited)	For the Year Ended January 31, 2017
Increase in Net Assets due to:
Operations
Net investment income	$97,567,086	$242,942,288
Net realized gain (loss) on investment transactions and futures contracts	1,622,951	(171,851,692)
Net change in unrealized appreciation on investments and futures contracts	51,046,307	215,860,855

Net increase in net assets resulting from operations	150,236,344	286,951,451

Distributions
From net investment income, Class A	(12,660,965)	(27,049,575)
From net investment income, Class C	(1,397,780)	(1,775,232)
From net investment income, Institutional Class	(127,437,082)	(257,403,136)

Total Distributions	(141,495,827)	(286,227,943)

Capital Transactions – Class A
Proceeds from shares sold	153,948,220	187,469,506
Reinvestment of distributions	10,314,170	23,110,077
Amount paid for shares redeemed	(84,152,415)	(249,883,094)

Total Class A	80,109,975	(39,303,511)

Capital Transactions – Class C
Proceeds from shares sold	24,701,896	33,378,280
Reinvestment of distributions	1,231,601	1,599,725
Amount paid for shares redeemed	(4,504,905)	(5,307,489)

Total Class C	21,428,592	29,670,516

Capital Transactions – Institutional Class
Proceeds from shares sold	1,606,162,684	2,045,094,335
Reinvestment of distributions	98,250,546	200,111,824
Amount paid for shares redeemed	(646,251,436)	(2,214,275,978)

Total Institutional Class	1,058,161,794	30,930,181

Net increase in net assets resulting from capital transactions	1,159,700,361	21,297,186

Total Increase in Net Assets	1,168,440,878	22,020,694

Net Assets
Beginning of period	4,516,602,818	4,494,582,124

End of period	$5,685,043,696	$4,516,602,818

Accumulated undistributed net investment income (loss) included in net assets at end of period	$(39,325,903)	$4,602,838

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets – (continued)

	For the Period Ended July 31, 2017 (Unaudited)	For the Year Ended January 31, 2017
Share Transactions – Class A
Shares sold	13,634,924	16,805,890
Shares issued in reinvestment of distributions	912,893	2,075,958
Shares redeemed	(7,453,525)	(22,450,059)

Total Class A	7,094,292	(3,568,211)

Share Transactions – Class C
Shares sold	2,203,826	2,998,961
Shares issued in reinvestment of distributions	109,818	143,809
Shares redeemed	(401,924)	(476,590)

Total Class C	1,911,720	2,666,180

Share Transactions – Institutional Class
Shares sold	142,573,003	183,666,000
Shares issued in reinvestment of distributions	8,712,475	17,989,160
Shares redeemed	(57,358,901)	(199,124,672)

Total Class Institutional Class	93,926,577	2,530,488

Net increase in share transactions	102,932,589	1,628,457

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2017 (Unaudited)	For the Year Ended January 31, 2017
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,942,315	$10,045,772
Net realized loss on investment transactions and futures contracts	(849,809)	(31,158,448)
Net change in unrealized appreciation on investments and futures contracts	1,136,651	24,092,082

Net increase in net assets resulting from operations	4,229,157	2,979,406

Distributions
From net investment income, Class A	(152,778)	(431,628)
From net investment income, Class C	(17,336)	(43,003)
From net investment income, Institutional Class	(3,995,076)	(9,861,671)

Total Distributions	(4,165,190)	(10,336,302)

Capital Transactions – Class A
Proceeds from shares sold	2,440,864	8,635,264
Reinvestment of distributions	146,799	413,109
Amount paid for shares redeemed	(2,225,118)	(17,111,572)

Total Class A	362,545	(8,063,199)

Capital Transactions – Class C
Proceeds from shares sold	110,000	1,387,070
Reinvestment of distributions	12,988	34,583
Amount paid for shares redeemed	(157,985)	(1,193,956)

Total Class C	(34,997)	227,697

Capital Transactions – Institutional Class
Proceeds from shares sold	40,832,714	94,747,348
Reinvestment of distributions	3,799,197	9,657,535
Amount paid for shares redeemed	(33,078,942)	(231,111,397)

Total Institutional Class	11,552,969	(126,706,514)

Net increase (decrease) in net assets resulting from capital transactions	11,880,517	(134,542,016)

Total Increase (Decrease) in Net Assets	11,944,484	(141,898,912)

Net Assets
Beginning of period	172,118,386	314,017,298

End of period	$184,062,870	$172,118,386

Accumulated undistributed net investment income (loss) included in net assets at end of period	$(175,808)	$47,067

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Statements of Changes in Net Assets – (continued)

	For the Period Ended July 31, 2017 (Unaudited)	For the Year Ended January 31, 2017
Share Transactions – Class A
Shares sold	259,392	934,357
Shares issued in reinvestment of distributions	15,585	44,871
Shares redeemed	(236,354)	(1,840,819)

Total Class A	38,623	(861,591)

Share Transactions – Class C
Shares sold	11,777	150,073
Shares issued in reinvestment of distributions	1,388	3,741
Shares redeemed	(16,902)	(128,182)

Total Class C	(3,737)	25,632

Share Transactions – Institutional Class
Shares sold	4,343,357	10,320,625
Shares issued in reinvestment of distributions	403,902	1,046,744
Shares redeemed	(3,514,851)	(25,088,714)

Total Class Institutional Class	1,232,408	(13,721,345)

Net increase (decrease) in share transactions	1,267,294	(14,557,304)

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2017 (Unaudited)	For the Period Ended January 31, 2017 (a)	For the Year Ended March 31, 2016
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,513,429	$2,271,062	$3,098,379
Net realized gain (loss) on investment transactions and futures contracts	117,127	(152,565)	(315,424)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	91,878	4,155,170	(4,172,780)

Net increase (decrease) in net assets resulting from operations	1,722,434	6,273,667	(1,389,825)

Distributions
From net investment income, Class A (b)	(27,126)	(35,040)	(97,497)
From net investment income, Institutional Class	(1,365,220)	(2,204,303)	(3,020,750)

Total Distributions	(1,392,346)	(2,239,343)	(3,118,247)

Capital Transactions – Class A (b)
Proceeds from shares sold	431,234	113,053	236,449
Reinvestment of distributions	27,127	35,040	97,497
Amount paid for shares redeemed	(199,032)	(176,439)	(1,714,506)

Total Class A	259,329	(28,346)	(1,380,560)

Capital Transactions – Institutional Class (c)
Proceeds from shares sold	6,856,814	29,317,256	1,437,383
Reinvestment of distributions	964,908	1,548,412	2,286,239
Amount paid for shares redeemed	(9,376,107)	(24,390,327)	(14,425,990)

Total Institutional Class	(1,554,385)	6,475,341	(10,702,368)

Net increase (decrease) in net assets resulting from capital transactions	(1,295,056)	6,446,995	(12,082,928)

Total Increase (Decrease) in Net Assets	(964,968)	10,481,319	(16,591,000)

Net Assets
Beginning of period	48,723,949	38,242,630	54,833,630

End of period	$47,758,981	$48,723,949	$38,242,630

Accumulated undistributed net investment income (loss) included in net assets at end of period	$122,978	$1,895	$(11,374)

Share Transactions – Class A (b)
Shares sold	36,136	9,658	20,876
Shares issued in reinvestment of distributions	2,270	3,048	8,637
Shares redeemed	(16,660)	(15,434)	(158,021)

Total Class A	21,746	(2,728)	(128,508)

Share Transactions – Institutional Class (c)
Shares sold	575,512	2,538,778	129,128
Shares issued in reinvestment of distributions	80,973	134,624	205,607
Shares redeemed	(784,755)	(2,121,960)	(1,338,742)

Total Class Institutional Class	(128,270)	551,442	(1,004,007)

Net increase (decrease) in share transactions	(106,524)	548,714	(1,132,515)

(a)	For the stub period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b)	Original shares converted into Class A Shares at the close of business on April 15, 2016. See Note 1 to the Financial Statements.
(c)	Institutional shares converted into Institutional Class Shares at the close of business on April 15, 2016. See Note 1 to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014	For the Year Ended January 31, 2013
Selected Per Share Data:
Net asset value, beginning of period	$11.30		$11.28	$12.08	$12.17	$12.35	$10.67

Income from investment operations:
Net investment income	0.21		0.60	0.66	0.62	0.54	0.60
Net realized and unrealized gain (loss) on investments	0.11		0.12	(0.69)	(0.09)	(0.13)	1.74

Total from investment operations	0.32		0.72	(0.03)	0.53	0.41	2.34

Less distributions to shareholders:
From net investment income	(0.30)		(0.70)	(0.77)	(0.62)	(0.58)	(0.61)
From net realized gain	–		–	–	–	(0.01)	(0.05)

Total Distributions	(0.30)		(0.70)	(0.77)	(0.62)	(0.59)	(0.66)

Net asset value, end of period	$11.32		$11.30	$11.28	$12.08	$12.17	$12.35

Total Return (a)	2.87	% (b)	6.64%	-0.33%	4.41%	3.52%	22.57%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$512,474		$431,536	$470,926	$376,374	$760,039	$486,444
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (c)(d)	1.38	% (f)	1.38%	1.41%	1.46%	1.68%	1.60%
Ratio of net investment income to average net assets before waiver and reimbursement (recapture)	3.67	% (f)	5.42%	5.68%	4.69%	4.36%	4.39%
Ratio of net investment income to average net assets after waiver and reimbursement (recapture)	3.63	% (f)	5.38%	5.69%	4.86%	4.60%	5.02%
Portfolio turnover rate	41.11	% (b)	64.45%	43.68%	54.36%	61.70%	54.56%

(a) Total return does not include the effects of sales charges.
(b) Not annualized.
(c) Ratio of expenses to average net assets before waiver and reimbursement (recapture)	1.34	% (f)	1.34%	1.43%	1.62%	1.91%	2.23%
(d) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense	1.20	% (f)	1.20%	1.25%	1.40%	1.47%	1.90%
(e) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense	1.24	% (f)	1.24%	1.24%	1.24%	1.24%	1.26%
(f) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31, 2017	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.23		$11.26	$12.06

Income from investment operations:
Net investment income	0.18		0.56	0.32
Net realized and unrealized gain (loss) on investments	0.09		0.08	(0.70)

Total from investment operations	0.27		0.64	(0.38)

Less distributions to shareholders:
From net investment income	(0.27)		(0.67)	(0.42)

Total Distributions	(0.27)		(0.67)	(0.42)

Net asset value, end of period	$11.23		$11.23	$11.26

Total Return (b)	2.45	% (c)	5.87%	-3.20	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$69,020		$47,541	$17,650
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (d)(e)(f)	2.13	% (g)	2.12%	2.21	% (g)
Ratio of net investment income to average net assets before waiver and reimbursement (recapture)	2.92	% (g)	4.45%	5.65	% (g)
Ratio of net investment income to average net assets after waiver and reimbursement (recapture)	2.88	% (g)	4.41%	5.65	% (g)
Portfolio turnover rate	41.11	% (c)	64.45%	43.68	% (c)

(a) Class commenced operations on August 4, 2015.
(b) Total return does not include the effects of sales charges.
(c) Not Annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement (recapture)	2.09	% (g)	2.08%	2.21	% (g)
(e) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense	1.95	% (g)	1.95%	1.99	% (g)
(f) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense	1.99	% (g)	1.99%	1.99	% (g)
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014	For the Period Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.28		$11.27	$12.07	$12.17	$12.34	$11.71

Income from investment operations:
Net investment income	0.23		0.63	0.72	0.60	0.56	0.25
Net realized and unrealized gain (loss) on investments	0.10		0.12	(0.72)	(0.05)	(0.10)	0.65

Total from investment operations	0.33		0.75	–	0.55	0.46	0.90

Less distributions to shareholders:
From net investment income	(0.32)		(0.74)	(0.80)	(0.65)	(0.62)	(0.22)
From net realized gain	–		–	–	–	(0.01)	(0.05)

Total Distributions	(0.32)		(0.74)	(0.80)	(0.65)	(0.63)	(0.27)

Net asset value, end of period	$11.29		$11.28	$11.27	$12.07	$12.17	$12.34

Total Return	2.92	% (b)	6.96%	-0.09%	4.60%	3.88%	7.75	% (b)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$5,103,550		$4,037,526	$4,006,007	$3,045,031	$1,287,772	$445,187
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (c)(d)(e)	1.13	% (f)	1.13%	1.19%	1.21%	1.43%	1.34	% (f)
Ratio of net investment income to average net assets before waiver and reimbursement (recapture)	3.93	% (f)	5.67%	6.18%	4.84%	4.58%	4.52	% (f)
Ratio of net investment income to average net assets after waiver and reimbursement (recapture)	3.89	% (f)	5.63%	6.19%	5.01%	4.81%	5.07	% (f)
Portfolio turnover rate	41.11	% (b)	64.45%	43.68%	54.36%	61.70%	54.56	% (b)

(a) Class commenced operations on August 16, 2012.
(b) Not Annualized.
(c) Ratio of expenses to average net assets before waiver and reimbursement (recapture)	1.09	% (f)	1.09%	1.21%	1.37%	1.66%	1.89	% (f)
(d) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense	0.95	% (f)	0.95%	1.00%	1.15%	1.22%	1.54	% (f)
(e) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense	0.99	% (f)	0.99%	0.99%	0.99%	0.99%	0.99	% (f)
(f) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.42		$9.56	$10.14	$10.00

Income from investment operations:
Net investment income	0.20		0.48	0.47	0.10	(b)
Net realized and unrealized gain (loss) on investments	0.02		(0.17)	(0.60)	0.11

Total from investment operations	0.22		0.31	(0.13)	0.21

Less distributions to shareholders:
From net investment income	(0.21)		(0.45)	(0.45)	(0.07)

Total Distributions	(0.21)		(0.45)	(0.45)	(0.07)

Net asset value, end of period	$9.43		$9.42	$9.56	$10.14

Total Return (c)	2.38	% (d)	3.47%	-1.36%	1.98	% (d)(e)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$7,150		$6,785	$15,125	$214
Ratio of expenses to average net assets after waiver and reimbursement (f)(g)(h)	0.94	% (i)	1.13%	1.20%	1.24	% (i)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.92	% (i)	4.44%	4.62%	-255.74	% (i)
Ratio of net investment income to average net assets after waiver and reimbursement	4.33	% (i)	4.78%	4.89%	3.93	% (i)
Portfolio turnover rate	35.00	% (d)	84.42%	100.93%	6.41	% (d)

(a) Class commenced operations on November 3, 2014.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not include the effects of sales charges.
(d) Not Annualized.
(e) Total Return was calculated using the traded NAV.
(f) Ratio of expenses to average net assets before waiver and reimbursement	1.35	% (i)	1.47%	1.47%	260.91	% (i)
(g) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.35	% (i)	1.42%	1.37%	260.91	% (i)
(e) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	0.94	% (i)	1.08%	1.10%	1.24	% (i)
(i) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31, 2017	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.37		$9.55	$10.28

Income from investment operations:
Net investment income	0.17		0.35	0.20
Net realized and unrealized gain (loss) on investments	0.01		(0.11)	(0.70)

Total from investment operations	0.18		0.24	(0.50)

Less distributions to shareholders:
From net investment income	(0.19)		(0.42)	(0.23)

Total Distributions	(0.19)		(0.42)	(0.23)

Net asset value, end of period	$9.36		$9.37	$9.55

Total Return (b)	1.92	% (c)	2.73%	-4.97	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$840		$875	$648
Ratio of expenses to average net assets after waiver and reimbursement (d)(e)(f)	1.69	% (g)	1.84%	1.97	% (g)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.17	% (g)	3.58%	4.05	% (g)
Ratio of net investment income to average net assets after waiver and reimbursement	3.58	% (g)	3.89%	4.39	% (g)
Portfolio turnover rate	35.00	% (c)	84.42%	100.93	% (c)

(a) Class commenced operations on August 4, 2015.
(b) Total return does not include the effects of sales charges.
(c) Not Annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement	2.10	% (g)	2.15%	2.32	% (g)
(e) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	2.10	% (g)	2.12%	2.19	% (g)
(f) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.69	% (g)	1.81%	1.85	% (g)
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.41		$9.56	$10.14	$10.00

Income from investment operations:
Net investment income	0.21		0.47	0.46	0.13	(b)
Net realized and unrealized gain (loss) on investments	0.01		(0.14)	(0.57)	0.08

Total from investment operations	0.22		0.33	(0.11)	0.21

Less distributions to shareholders:
From net investment income	(0.22)		(0.48)	(0.47)	(0.07)

Total Distributions	(0.22)		(0.48)	(0.47)	(0.07)

Net asset value, end of period	$9.41		$9.41	$9.56	$10.14

Total Return	2.42	% (c)	3.69%	-1.11%	2.03	% (c)(d)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$176,073		$164,458	$298,244	$1,142
Ratio of expenses to average net assets after waiver and reimbursement (e)(f)(g)	0.69	% (h)	0.87%	0.97%	0.99	% (h)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.16	% (h)	4.66%	4.81%	-167.87	% (h)
Ratio of net investment income to average net assets after waiver and reimbursement	4.57	% (h)	4.98%	5.10%	5.48	% (h)
Portfolio turnover rate	35.00	% (c)	84.42%	100.93%	6.41	% (c)

(a) Class commenced operations on November 3, 2014.
(b) Calculated based on average shares outstanding during the period.
(c) Not Annualized.
(d) Total Return was calculated using the traded NAV.
(e) Ratio of expenses to average net assets before waiver and reimbursement	1.10	% (h)	1.19%	1.26%	174.34	% (h)
(f) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.10	% (h)	1.15%	1.14%	174.34	% (h)
(g) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	0.69	% (h)	0.83%	0.85%	0.99	% (h)
(h) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2017 (Unaudited)		For the Period Ended January 31, 2017 (a)		For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Period Ended March 31, 2013 (b)
Selected Per Share Data:
Net asset value, beginning of period	$11.92		$10.80		$11.73	$12.34	$12.43	$12.26

Income from investment operations:
Net investment income	0.35		0.59	(c)	0.64 (c)	0.63 (c)	0.66 (c)	0.49	(c)
Net realized and unrealized gain (loss) on investments	0.05		1.10		(0.94)	(0.46)	0.18	0.35

Total from investment operations	0.40		1.69		(0.30)	0.17	0.84	0.84

Less distributions to shareholders:
From net investment income	(0.32)		(0.57)		(0.63)	(0.62)	(0.69)	(0.48)
From net realized gain	–		–		–	(0.16)	(0.24)	(0.19)

Total Distributions	(0.32)		(0.57)		(0.63)	(0.78)	(0.93)	(0.67)

Net asset value, end of period	$12.00		$11.92		$10.80	$11.73	$12.34	$12.43

Total Return (d)	3.43	% (e)	16.00	% (e)	-2.57%	1.46%	7.07%	7.01	% (e)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$1,011		$745		$705	$2,273	$82	$11
Ratio of expenses to average net assets before waiver and reimbursement (f)	0.90	% (g)	0.90	% (g)	0.90%	0.90%	0.90%	0.90	% (g)
Ratio of net investment income to average net assets before waiver and reimbursement	5.58	% (g)	5.70	% (g)	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets after waiver and reimbursement	5.94	% (g)	6.13	% (g)	5.62%	5.29%	5.33%	5.90	% (g)
Portfolio turnover rate	20.40	% (e)	70.87	% (e)	35.45%	33.69%	28.71%	32.74	% (e)

(a) For the stub period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b) Class commenced operations on July 31, 2012.
(c) Calculated based on average shares outstanding during the period.
(d) Total return does not include the effects of sales charges.
(e) Not annualized.
(f) Ratio of expenses to average net assets before waiver and reimbursement	1.26	% (g)	1.33	% (g)	1.11%	1.11%	1.00%	1.03	% (g)
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2017 (Unaudited)		For the Period Ended January 31, 2017 (a)		For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Selected Per Share Data:
Net asset value, beginning of period	$11.89		$10.77		$11.71	$12.32	$12.43	$12.12	$12.06

Income from investment operations:
Net investment income	0.37		0.60		0.67 (b)	0.67 (b)	0.72	0.76	0.78
Net realized and unrealized gain (loss) on investments	0.04		1.12		(0.94)	(0.46)	0.13	0.50	0.12

Total from investment operations	0.41		1.72		(0.27)	0.21	0.85	1.26	0.90

Less distributions to shareholders:
From net investment income	(0.34)		(0.60)		(0.67)	(0.66)	(0.72)	(0.75)	(0.78)
From net realized gain	–		–		–	(0.16)	(0.24)	(0.20)	(0.06)

Total Distributions	(0.34)		(0.60)		(0.67)	(0.82)	(0.96)	(0.95)	(0.84)

Net asset value, end of period	$11.96		$11.89		$10.77	$11.71	$12.32	$12.43	$12.12

Total Return	3.48	% (c)	16.28	% (c)	-2.30%	1.78%	7.16%	10.74%	7.81%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$46,748		$47,979		$37,538	$52,561	$47,219	$42,690	$37,800
Ratio of expenses to average net assets before waiver and reimbursement (d)	0.65	% (e)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets before waiver and reimbursement	5.87	% (e)	5.91	% (e)	N/A	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets after waiver and reimbursement	6.23	% (e)	6.33	% (e)	5.94%	5.51%	5.85%	6.14%	6.55%
Portfolio turnover rate	20.40	% (c)	70.87	% (c)	35.45%	33.69%	28.71%	32.74%	42.05%

(a)	For the stub period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not Annualized.

(d) Ratio of expenses to average net assets before waiver and reimbursement	1.01	% (e)	1.07	% (e)	0.74%	0.73%	0.75%	0.78%	0.73%
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds

Notes to the Financial Statements (Unaudited)

July 31, 2017

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014 and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of three series, Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”), Angel Oak Flexible Income Fund (the “Flexible Income Fund”), and Angel Oak High Yield Opportunities Fund (the “High Yield Opportunities Fund”) (the “Funds”). The Funds offer four classes of shares to investors, Class A shares, Class C shares, Institutional Class shares, and Class T shares. The Angel Oak Multi-Strategy Income Fund’s Class A shares commenced operations on June 28, 2011, Class C shares commenced operations on August 4, 2015, Institutional Class shares commenced operations on August 16, 2012, and Class T shares have not commenced operations as of July 31, 2017. The Angel Oak Flexible Income Fund’s Class A and Institutional Class shares commenced operations on November 3, 2014, Class C shares commenced on August 4, 2015, and Class T shares have not commenced operations as of July 31, 2017. The Angel Oak High Yield Opportunities Fund Class A shares commenced operations on July 31, 2012, Institutional Class shares commenced operations on March 31, 2009, and Class C and Class T shares have not commenced operations as of July 31, 2017. Class A shares charge a 2.25% front-end sales charge and a 0.25% 12b-1 fee. Class T shares charge a 2.50% front-end sales charge and a 0.25% 12b-1 fee. Class C shares charge a 1.00% deferred sales charge on shares redeemed within one year of purchase and a 1.00% 12b-1 fee. Institutional Class shares do not charge front-end or back-end sales charges and no 12b-1 fees.

The investment objective of the Multi-Strategy Income Fund is current income. The investment objective of the Flexible Income Fund is to seek current income with a secondary objective of total return. The investment objective of High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation. The Multi-Strategy Income Fund and High Yield Opportunities Fund are diversified series of the Trust while the Flexible Income Fund is a non-diversified series of the Trust.

The Multi-Strategy Income Fund is the successor in interest to a fund (the “Predecessor Fund”) having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by the Multi- Strategy Income Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”). On March 26, 2015, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Multi-Strategy Income Fund, and effective as of the close of business on April 10, 2015, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Multi-Strategy Income Fund. Costs incurred by the Multi-Strategy Income Fund in connection with the reorganization were paid by the Adviser. The Predecessor Fund ceased offering its C Class shares and converted them into Class A shares effective as of the close of business April 2, 2015.

The High Yield Opportunities Fund is the successor in interest to the Rainier High Yield Fund (the “Predecessor High Yield Fund”), which had the same investment objective and was included as a series of another investment company, Rainier Investment Management Mutual Funds (“Predecessor Trust”), and that was advised by Rainier Investment Management, LLC. On April 15, 2016, the shareholders of the Predecessor High Yield Fund approved the reorganization of the Original Shares and Institutional Shares of the Predecessor High Yield Fund with and into the Class A shares and Institutional Class shares of the Angel Oak High Yield Opportunities Fund, and effective as of the close of business on April 15, 2016, the assets and liabilities of the Predecessor High Yield Fund were transferred to the Trust in exchange for shares in the Angel Oak High Yield Opportunities Fund. Costs incurred by the Angel Oak High Yield Opportunities Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor High Yield Fund was March 31, 2016. The reporting period ended January 31, 2017 for the High Yield Opportunities Fund was April 1, 2016 through January 31, 2017. Operations prior to April 15, 2016 were for the Predecessor High Yield Fund. Net assets and shares outstanding on April 15, 2016 were $705,808 and 64,250 for Original Shares and $37,954,151 and 3,463,606 for Institutional Shares, respectively, all of which were transferred into the Trust at NAV at the close of business on April 15, 2016.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in accordance with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services-Investment Companies.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Securities Valuation and fair value measurements – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last sale price at the close of that exchange. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports periodically to the Board. The Valuation Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2017:

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$632,089,549	$–	$632,089,549
Collateralized Debt Obligations	–	20,754,498	–	20,754,498
Collateralized Loan Obligations	–	508,218,075	–	508,218,075
Collateralized Mortgage Obligations	–	3,793,046,488	–	3,793,046,488
Corporate Obligations	–	280,830,873	2,700,000	283,530,873
Investment Companies	16,071,403	–	–	16,071,403
Mortgage-Backed Securities – U.S. Government Agency Issues	–	448,555,129	–	448,555,129
Preferred Stocks	3,694,928	–	–	3,694,928
Short Term Investments	296,019,280	–	–	296,019,280
Total	$315,785,611	$5,683,494,612	$2,700,000	$6,001,980,223
Other Financial Instruments*
Futures Contracts	$(6,768,948)	–	–	$(6,768,948)
Reverse Repurchase Agreements	–	$(13,473,000)	–	$(13,473,000)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and reverse repurchase agreements. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2017 there were no transfers into or out of Level 1. Below is a reconciliation that details the transfer of securities between Level 2 and Level 3 in the Multi-Strategy Income Fund during the reporting period. Transfers from Level 2 to Level 3 are due to increased significant unobservable inputs. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

Transfers into Level 2	$8,042,539
Transfers out of Level 2	(2,700,000)
Net Transfers out of Level 2	$5,342,539

Transfers into Level 3	$2,700,000
Transfers out of Level 3	(8,042,539)
Net Transfers into Level 3	$(5,342,539)

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Multi-Strategy Income Fund	Balance as of 01/31/2017	Accrued Discounts/ Premiums	Net Realized Gain	Change in Net Unrealized Appreciation	Purchases	Sales/ Paydowns	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2017	Net Change in Unrealized Depreciation on securities held at 07/31/2017
Corporate Obligations	$–	$–	$–	$–	$–	$–	$2,700,000	$–	$2,700,000	$–
Collateralized Mortgage Obligations	$10,418,254	$18,288	$914,439	$4,622,558	$–	$(7,931,000)	$–	$(8,042,539)	$–	$(9,382,500)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Angel Oak Multi-Strategy Income Fund	Fair Value as of 07/31/2017	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Corporate Obligations	$2,700,000	Consensus Pricing	Third party	$20.00 - $89.75	When the Fund uses information provided by a third party as a fair value method, it may consider the following: news surrounding the security and significant changes in the security’s operations, which would result in direct and proportional changes in the price level.

Flexible Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$15,239	$–	$15,239
Collateralized Debt Obligations	–	10,502,824	–	10,502,824
Collateralized Loan Obligations	–	21,001,549	–	21,001,549
Collateralized Mortgage Obligations	–	715,435	–	715,435
Corporate Obligations	–	136,927,553	–	136,927,553
Short Term Investments	13,184,688	–	–	13,184,688
Total	$13,184,688	$169,162,600	$–	$182,347,288
Other Financial Instruments*
Futures Contracts	$(203,729)	$–	$–	$(203,729)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2017, the Flexible Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

High Yield Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$–	$4,056,992	$–	$4,056,992
Corporate Obligations	–	39,449,303	–	39,449,303
Short Term Investments	4,957,897	–	–	4,957,897
Total	$4,957,897	$43,506,295	$–	$48,464,192

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2017, the High Yield Opportunities Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2017, the Funds did not incur any interest or penalties.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each securities estimated life. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.

Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the period ended January 31, 2017, certain differences were reclassified. These differences were primarily related to paydown losses and swap interest; the amounts did not affect net assets. The reclassifications were as follows:

	Paid-in capital	Accumulated net investment income (loss)	Accumulated net realized gain (loss) from investment transactions
Multi-Strategy Income Fund	$–	$38,335,027	$(38,335,027)
Flexible Income Fund	$–	$55,496	$(55,496)
High Yield Opportunities Fund	$–	$(18,450)	$18,450

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Repurchase Agreements – Repurchase agreements are transactions by which the Funds purchase a security and simultaneously commit to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or the date of maturity of the purchased security. A repurchase agreement is accounted for as an investment by the Funds, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the Funds will seek to liquidate such collateral. The exercise of the Funds’ right to liquidate such collateral could involve certain costs or delays, and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise covered its obligations under reverse repurchase agreement.

Secured Borrowings

The Funds have adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Multi-Strategy Income Fund
Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Mortgage Obligations	$–	$13,473,000	$–	$–	$13,473,000
Total	$–	$13,473,000	$–	$–	$13,473,000
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$13,473,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

Mortgage-Backed and Asset-Backed Securities Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”). If interest rates fall, the underlying debt may be repaid ahead of

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Funds may invest could negatively impact the value of the Funds’ investments. To the extent the Funds focus their investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Funds may be more susceptible to risk factors affecting such types of securities.

Preferred Stocks – The Funds may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. The fundamental risk of investing in preferred stock is the risk that the value of the stock might decrease.

Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 3 for information on futures contract activity during the period ended July 31, 2017.

Options – A Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option for American options or only at expiration for European options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of a Fund or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

A Fund may close out a position when writing options by purchasing an option on the same underlying security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the applicable Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option. See Note 3 for information on option activity during the period ended July 31, 2017.

Swaps – The Funds may enter into swap contracts to hedge various investments for risk management or to pursue their investment objective. The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps, options on foregoing swaps, and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Swap agreements are valued by a pricing service and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

NOTE 3. DERIVATIVE TRANSACTIONS

The following tables present a summary of the value of derivative instruments as of July 31, 2017 and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2017.

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Assets
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$50,243

The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2017:

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Realized Loss on Derivatives
Futures Contracts	Interest Rate	Net realized loss on futures contracts	$(1,067,977)

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Change in Unrealized Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized depreciation on futures contracts	$(6,809,584)

The average monthly notional value of long and short futures contracts during the period ended July 31, 2017 was $559,041,397 and ($343,924,217), respectively.

Flexible Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Assets
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$1,896

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2017:

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Realized Loss on Derivatives
Futures Contracts	Interest Rate	Net realized loss on futures contracts	$(101,407)

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Change in Unrealized Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized depreciation on futures contracts	$(118,010)

The average monthly notional value of long and short futures contracts during the period ended July 31, 2017 was $11,620,546 and ($3,835,795), respectively.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2017, the Funds were not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2017.

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$50,243	$–	$50,243	$–	$50,243	$–

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse Repurchase Agreements	$13,473,000	$–	$–	$13,473,000	$–	$–

Flexible Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$1,896	$–	$1,896	$–	$1,896	$–

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Funds’ (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, Multi-Strategy Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89% of the average daily net assets of the Fund. As compensation for its management services, Flexible Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89% of the average daily net assets of the Fund. Effective April 15, 2016, as compensation for its management services, High Yield Opportunities Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.55% of the average daily net assets of the Funds.

The Adviser contractually agreed to waive or limit its fees and to assume other expenses of the Multi-Strategy Income Fund, the Flexible Income Fund, and the High Yield Opportunities Fund until May 31, 2018, so that the Total Annual Fund Operating Expenses of each Fund do not exceed 0.99%, 0.85%, and 0.55%, respectively. Effective December 1, 2016, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Flexible Income Fund’s average daily net assets. This voluntary waiver is in addition to the

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time. Fees waived under this voluntary waiver are not subject to recoupment by the Adviser. These operating expense limitations do not apply to front-end sales loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). In addition, the Adviser has contractually agreed through May 31, 2018 to waive the amount of the Multi-Strategy Income Fund’s management fee to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in an underlying fund for which the Adviser also serves as investment adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.

The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above. During the period ended July 31, 2017, Multi- Strategy Income Fund repaid $910,269 of previously waived expenses to the Adviser, the Flexible Income Fund voluntarily waived $350,976 of expenses, and the High Yield Opportunities Fund waived $86,810 of expenses. Expense limitation agreement specifically refers to amounts that are contractually waived, see Statement of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2017 are included in the table below. Fees waived by the Predecessor High Yield Fund are not subject to recoupment by the Angel Oak High Yield Opportunities Fund.

	Recoverable through January 31, 2018	Recoverable through January 31, 2019	Recoverable through January 31, 2020	Recoverable through January 31, 2021
Multi-Strategy Income Fund	$3,840,290	$1,118,919	$–	$–
Flexible Income Fund	$131,604	$860,519	$579,174	$–
High Yield Opportunities Fund	N/A	N/A	$148,887	$86,810

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, Class C shares, and Class T shares. The Distribution Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class T shares and an annual rate of up to 1.00% of the average daily net assets of Class C shares. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. For the period ended July 31, 2017, Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund incurred distribution fees of $884,120, $12,707 and $1,241, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountants and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodians; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. Both the Administrator and Custodian are affiliates of the Distributor.

NOTE 5. SECURITIZATION TRANSACTION

On November 5, 2015, the Multi-Strategy Income Fund and the Flexible Income Fund participated in the offering of the Financial Institution Note Securitization 2015-1, LTD (FINS 2015-1). As part of the offering, Multi Strategy Income Fund purchased $12,927,000 of Class A notes, $6,275,000 of Class C notes and 11,231,000 preferred shares and Flexible Income Fund purchased $7,673,000 of Class A notes, $3,725,000 of Class C notes and 6,666,666 preferred shares of FINS 2015-1. In February 2016, Flexible Income Fund sold $7,673,000 of Class A notes. The Adviser has been named as the collateral surveillance and analysis provider of FINS 2015-1. The collateral manager may consult with the collateral surveillance and analysis provider prior to making certain decisions; however, the collateral manager will not be required to follow any position taken by or recommendation made by the collateral surveillance and analysis provider in any such consultation.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$3,231,578,471	$2,091,731,213
Flexible Income Fund	$57,588,115	$56,525,320
High Yield Opportunities Fund	$9,369,420	$13,508,540

During the period ended July 31, 2017, the Multi-Strategy Income Fund purchased, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment at a value of $15,646,613. During the period ended July 31, 2017, the Flexible Income Fund sold, in accordance with Rule 17a-7 procedures adopted by the Trust, securities for investment at a value of $16,649,738.

During the year ended January 31, 2017, the Multi-Strategy Income Fund and Flexible Income Fund purchased, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment by each Fund at a value of $112,316,294 and $10,366,250, respectively. During the year ended January 31, 2017, the Multi-Strategy Income Fund and Flexible Income Fund sold, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment by each Fund at a value of $22,449,165 and $69,185,478, respectively.

For the period ended July 31, 2017, there were no long-term purchases or sales of U.S. Government securities for the Funds.

NOTE 7. TRANSACTIONS WITH AFFILIATES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Multi-Strategy Income Fund had the following transactions during the period ended July 31, 2017, with affiliates:

	Share Activity				Period Ended July 31, 2017
Security Name	Balance January 31, 2017	Purchases	Sales	Balance July 31, 2017	Value	Dividend Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation on Investments in Affiliates
Angel Oak High Yield Opportunities Fund	894,010	449,753	–	1,343,763	$16,071,403	$341,837	$0	$80,657

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2017, Charles Schwab & Co. (“Schwab”) owned, as record shareholder, 65% of the outstanding shares of Flexible Income Fund. At July 31, 2017, Capinco C/O U.S. Bank N.A. (“Capinco”) owned, as record shareholders, 34% of the outstanding shares of High Yield Opportunities Fund. It is not known whether Schwab, Capinco, or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2017, no shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 9. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the year ended January 31, 2017 and January 31, 2016 were as follows:

	Multi-Strategy Income Fund		Flexible Income Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$286,227,943	$297,742,255	$10,336,302	$15,108,750
Net Long-Term Capital Gain	–	–	–	–
Total	$286,227,943	$297,742,255	$10,336,302	$15,108,750

The tax characterization of distributions paid for the period/year ended January 31, 2017, March 31, 2016 and March 31, 2015 were as follows:

	High Yield Opportunities Fund
	2017	2016	2015
Distributions paid from:
Ordinary Income	$2,239,343	$3,118,247	$3,009,861
Net Long-Term Capital Gain	–	–	628,986
Total	$2,239,343	$3,118,247	$3,638,847

At January 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund
Tax Cost of Investments	$4,790,042,666	$170,405,534	$47,051,208
Unrealized Appreciation	70,757,366	2,214,736	1,650,381
Unrealized Depreciation	(122,766,578)	(1,187,170)	(734,125)
Net Unrealized Appreciation (Depreciation)	$(52,009,212)	$1,027,566	$916,256
Undistributed Ordinary Income	8,512,677	135,170	28,445
Undistributed Long-Term Gain (Loss)	–	–	–
Distributable Earnings	$8,512,677	$135,170	$28,445
Other Accumulated Gain (Loss)	(304,232,475)	(35,792,245)	(1,101,618)
Total Accumulated Gain (Loss)	$(347,729,010)	$(34,629,509)	$(156,917)

As of January 31, 2017, Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund had available for federal tax purposes an unused capital loss carryforward of $300,420,704, $35,762,349 and $1,075,068, respectively, which is available for offset against future taxable net capital gains.

To the extent these carryforwards are used to offset futures gains, it is probably that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund
No expiration short-term	$111,214,290	$24,908,021	$514,274
No expiration long-term	$189,206,414	$10,854,328	$560,794
Total	$300,420,704	$35,762,349	$1,075,068

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 9. FEDERAL TAX INFORMATION – (continued)

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the on the first business day of the Funds’ following taxable year. For the tax period ended January 31, 2017, the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund did not defer any post-October losses.

NOTE 10. CREDIT AGREEMENTS

In August 2015, the Multi-Strategy Income Fund entered into a $375 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in October 2017. Under the Facility, interest is charged on floating rate loans based on the 3-month LIBOR rate plus 1.35% and is payable on the last day of each interest period, which was 2.66% as of July 31, 2017. For the period ended July 31, 2017, the average principal balance and interest rate was approximately $250,000,000 and 2.50%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees. These expenses, including the commitment fee, are included in the Interest expense line item that is reflected in the Statements of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. As of July 31, 2017, the outstanding principal balance under the Facility was $250 million. The amount of the maximum loan outstanding during the period was $250 million.

U.S. Bank, N.A. has made available to the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund a $200,000,000 unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on May 24, 2018, for the purposes of having cash available to satisfy redemption requests. Principal is due twenty days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the one-month LIBOR, plus 1.75%, which was 2.98% as of July 31, 2017. For the period from February 1, 2017 to July 31, 2017, the average principal balance and interest rate was $6,006 and 2.56%, respectively for the Flexible Income Fund and $49,331 and 2.89%, respectively for the High Yield Opportunities Fund. The Multi-Strategy Income Fund did not borrow under this arrangement, during this period. The maximum loan outstanding during the period for the Flexible Income Fund was $1,000,000 on February 15, 2017. The maximum loan outstanding during the period for the High Yield Opportunities Fund $2,083,000 on June 6, 2017. As of July 31, 2017, the Funds had no outstanding borrowings under this agreement.

NOTE 11. NEW ACCOUNTING PRONOUNCEMENTS

On August 26, 2016, Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

On December 14, 2016, the FASB issued ASU 2016-19, Technical Corrections and Improvements that made technical changes to various sections of the accounting standards codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2017

NOTE 11. NEW ACCOUNTING PRONOUNCEMENTS – (continued)

Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. A reporting entity should disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of this ASU and its impact on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 12. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the tax year ended January 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable year ended January 31, 2017, the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund paid qualified dividend income of 0.06%, 0.00%, and 0.18%, respectively.

For the taxable year ended January 31, 2017, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund that qualifies for the dividends received deduction available to corporations was 0.06%, 0.00%, and 0.18%, respectively.

For the taxable year ended January 31, 2017, the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

For the taxable year ended January 31, 2017, the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 76.58%, 79.88%, and 92.19%, respectively.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the website of the SEC at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by call 1-800-SEC-0330.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Compensation of Trustees

Each Trustee who is not an “interested person” of the Trust (i.e., an “Independent Trustee”) receives an annual retainer of $40,000, paid quarterly as well as $8,500 for attending each regularly scheduled meeting in person. Independent Trustees are permitted reimbursement for out-of-pocket expenses incurred in connection with attendance at meetings. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-444-9243.

5. Trustees and Officers

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, One Buckhead Plaza, 3060 Peachtree Road NW, Suite 500, Atlanta, GA 30305. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-751-4324.

Name and year of birth	Position with the Trust and tenure	Funds in complex overseen by Trustee	Principle occupation(s) during the past five years	Other directorships held during the past five years
Independent Trustees of the Trust(1)
Ira P. Cohen 1959	Independent Trustee and Chairman, since 2014; indefinite term	3	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	Trustee, Valued Advisers Trust (since 2010) (15 portfolios); Trustee, Griffin Institutional Access Real Estate Fund (since April 2014)(1 portfolio); Trustee, Griffin Institutional Access Credit Fund (since January 2017)(1 portfolio).
Alvin R. Albe, Jr. 1953	Independent Trustee, since 2014; indefinite term	3	Retired; Senior Advisor, The TCW Group, Inc. (asset manager), (2008-2013).	Director, Syntroleum Corporation (renewable energy firm) (1988-2014).
Keith M. Schappert 1951	Independent Trustee, since 2014; indefinite term	3	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	Trustee, Mirae Asset Discovery Funds (since 2010) (6 portfolios); Trustee, Metropolitan Series Fund, Inc. (since 2009) (30 portfolios); Trustee, Met Investors Series Trust (since 2012) (45 portfolios); Director, The Commonfund (investment management) (since 2012); Director, Calamos Asset Management, Inc. (investment management) (since 2012).
Interested Trustee of the Trust:
Sreeniwas (Sreeni) V. Prabhu 1974	Interested Trustee, since April 2015; indefinite term	3	Chief Investment Officer, Portfolio Manager, Co-Founder, Angel Oak Capital Advisors, LLC (since 2009)	None.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and year of birth	Position within Trust	Term of office and length of time served	Principle occupation(s) during past five years
Officers of the Trust
Dory S. Black, Esq. 1975	President	Since 2015; indefinite term	General Counsel, Angel Oak (since 2014); General Counsel, EARNEST Partners, LLC (investment management firm) (2014); Vice-President and Assistant General Counsel, GE Asset Management Incorporated (2004–2014).
R. Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Compliance Manager, Invesco Advisers, Ltd. (2013-2015); Compliance Officer, Macquarie Group (2013); Chief Compliance Officer, Aspen Partners, Ltd. (2003-2013).
Lu Chang, CFA, FRM 1975	Secretary	Since 2015; indefinite term	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2014); Vice-President and Finance Manager, Wells Fargo Advisors, LLC (investment advisory firm) (2010–2014).

Name and year of birth	Position within Trust	Term of office and length of time served	Principle occupation(s) during past five years
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Controller, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014–2015); Associate, Goldman Sachs & Company, Inc. (2010–2014).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his or her successor is duly elected and qualified.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-

15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	September 27, 2017

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	September 27, 2017

*	Print the name and title of each signing officer under his or her signature.